UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA	94403-1906
(Address of principal executive offices)	(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 06/30/13

Item 1.	Reports to Stockholders.

JUNE 30, 2013

FRANKLIN TEMPLETON

VARIABLE INSURANCE PRODUCTS TRUST

SEMIANNUAL

REPORT

FRANKLIN TEMPLETON VARIABLE INSURANCE

PRODUCTS TRUST SEMIANNUAL REPORT

*Not part of the semiannual report. Retain for your records.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

MASTER CLASS - 3

IMPORTANT NOTES TO

PERFORMANCE INFORMATION

Performance data is historical and cannot predict or guarantee future results. Principal value and investment return will fluctuate with market conditions, and you may have a gain or loss when you withdraw your money. Inception dates of the funds may have preceded the effective dates of the subaccounts, contracts, or their availability in all states.

When reviewing the index comparisons, please keep in mind that indexes have a number of inherent performance differentials over the funds. First, unlike the funds, which must hold a minimum amount of cash to maintain liquidity, indexes do not have a cash component. Second, the funds are actively managed and, thus, are subject to management fees to cover salaries of securities analysts or portfolio managers in addition to other expenses. Indexes are unmanaged and do not include any commissions or other expenses typically associated with investing in securities. Third, indexes often contain a different mix of securities than the fund to which they are compared. Additionally, please remember that indexes are simply a measure of performance and cannot be invested in directly.

i

SUPPLEMENT DATED MAY 15, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2013

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

The Statement of Additional Information is amended as follows:

The following “Independent Board Members” table on page 63 has been revised as follows:

Independent Board Members

Name of Board Member	Dollar Range of Equity Securities in Each Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen by the Board Member in the Franklin Templeton Fund Complex
Harris J. Ashton	None	Over $100,000
Sam Ginn	None	Over $100,000
Edith E. Holiday	None	Over $100,000
J. Michael Luttig	None	Over $100,000
Frank A. Olson	None	Over $100,000
Larry D. Thompson

Developing Markets
Securities

$10,001 – $50,000

Flex Cap Growth

$50,001 – $100,000

Foreign Securities

$10,001 – $50,000

Global Bond Securities

Over $100,000

Income Securities

Over $100,000

Small Cap Value

$10,001 – $50,000

Small Mid-Cap Growth

$50,001 – $100,000

Strategic Income Securities

$50,001 – $100,000

Mutual Global Discovery

$10,001 – $50,000

Mutual Shares Securities

Over $100,000

Over $100,000
John B. Wilson	None	Over $100,000

Please keep this supplement for future reference.

SUPPLEMENT DATED JUNE 13, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2013

OF

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

The Statement of Additional Information is amended as follows:

Effective June 13, 2013, Charles B. Johnson has retired as chairman, director/trustee and officer of certain US-registered Franklin and Templeton funds (the “FT funds”). In addition, effective June 13, 2013, Rupert H. Johnson, Jr., director/trustee and vice president of certain FT funds, was appointed: to the boards of the FT funds for which he was not already a director/trustee, and was also appointed as chairman of the board for the FT funds. Gregory E. Johnson, director/trustee of certain FT funds, was appointed to the boards of the FT funds for which he was not already a director/trustee. Accordingly, the “Officers and Trustees – Interested Board Members and Officers” section has been revised as follows:

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
**Gregory E. Johnson (1961) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since June 2013	145	None

Principal Occupation During at Least the Past 5 Years:

Chairman of the Board, Member – Office of the Chairman, Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and Chairman, Investment Company Institute.

***Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board and Trustee	Chairman of the Board since June 2013 and Trustee since 1988	135	None

Principal Occupation During at Least the Past 5 Years:

Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 3: Effective June 13, 2013, Charles B. Johnson ceased to be a trustee of the Trust.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc., which is the parent company of the Fund’s investment manager and distributor.

***Rupert H. Johnson, Jr. is considered to be interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc., which is the parent company of the Fund’s investment manager and distributor.

Please keep this supplement for future reference.

SUPPLEMENT DATED JULY 25, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2013

OF

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

The Statement of Additional Information is amended as follows:

I.  For the Templeton Developing Markets Securities Fund, the section entitled “The Funds – Goals, Additional Strategies and Risks – Other Investments and Strategies” on page 10 is amended to reflect that the Fund may invest up to 10% of its net assets in participatory notes.

II.  In the section entitled “The Underwriter,” text on page 89 under the heading “Dealer Compensation” is revised to read as follows:

Dealer Compensation

In addition to the payments above, Distributors and/or its affiliates may make the following payments out of its own assets to certain dealers who sell shares of Franklin Templeton funds, or participate in the offering of variable insurance products that invest directly or indirectly in the Trust (VIP Qualifying Dealers):

Marketing support payments. Distributors may make payments to VIP Qualifying Dealers out of its own resources. A VIP Qualifying Dealer’s marketing support services may include business planning assistance, marketing and advertising, training and ongoing education and support for dealer personnel about the Franklin Templeton funds (including the Trust) and financial planning needs of shareholders of the Franklin Templeton funds or contract owners that allocate contract value indirectly to one or more Franklin Templeton funds, placement on the VIP Qualifying Dealer’s list of offered funds, access to sales meetings, sales representatives and management representatives of the dealer, and contract owner assistance in allocating contract value directly or indirectly to the Trust. Distributors compensates VIP Qualifying Dealers differently depending upon, among other factors, whether the VIP Qualifying Dealer is directly selling Franklin Templeton funds, or participating in the offering of variable insurance products that invest directly or indirectly in the Trust, sales and asset levels, redemption rates and the level and/or type of marketing and educational activities provided by the VIP Qualifying Dealer. Such compensation may include financial assistance to such dealers that enable Distributors to develop, manage or participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events, and other dealer-sponsored events. These payments may vary depending upon the nature of the event. Distributors will, on an annual basis, determine whether to continue such payments. Currently, Distributors does not make marketing support payments in connection with the Trust except under limited circumstances for one Fund of the Trust offered through a unique product.

Marketing support payments will not exceed 0.20% of the relevant Fund’s average daily net assets attributable to an insurance company, on an annual basis.

Other payments. From time to time, Distributors, at its expense, may provide additional compensation to VIP Qualifying Dealers which sell or arrange for the direct or indirect sale of shares of Franklin Templeton funds, including the Trust. Such compensation may include financial assistance to VIP Qualifying Dealers that enable Distributors to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events. These payments may vary depending upon the nature of the event.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton funds, however, are more likely to be considered. To the extent permitted by their firm’s policies and procedures, registered representatives’ expenses in attending these meetings may be covered by Distributors.

Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as FINRA. Distributors makes payments for events it deems appropriate, subject to Distributors’ guidelines and applicable law. Distributors and/or its affiliates may also reimburse VIP Qualifying Dealers and/or their affiliates for certain costs associated with obtaining voting instructions from contract owners and the solicitation process in connection with Trust-sponsored proxy statements.

You can ask your insurance company and VIP Qualifying Dealer for information about any payments they receive from Distributors and any services provided. Additional disclosure may be included in the insurance contract prospectus.

Please keep this supplement for future reference.

VIP SAI-2 06/13

SUPPLEMENT DATED JUNE 4, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2013

OF

FRANKLIN INCOME SECURITIES FUND

FRANKLIN MANAGED VOLATILITY GLOBAL ALLOCATION VIP FUND

FRANKLIN STRATEGIC INCOME FUND

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

TEMPLETON FOREIGN SECURITIES FUND

TEMPLETON GLOBAL BOND SECURITIES FUND

(Series of Franklin Templeton Variable Insurance Products Trust)

The Statement of additional information is amended as follows:

I.  For the Franklin Income Securities Fund, the Section entitled “The Funds – Goals, Additional Strategies and Risks – Other Investments and Strategies” is amended to reflect that the Fund may invest up to 15% of its assets in equity-linked notes.

II.  For the Franklin Strategic Income Securities Fund, the Section entitled “The Funds – Goals, Additional Strategies and Risks – Other Investments and Strategies” is amended to reflect that the Fund may invest in credit default swaps.

III.  For the Franklin Strategic Income Securities Fund, the Section entitled “The Funds – Goals, Additional Strategies and Risks – Other Investments and Strategies” is amended to reflect that the Fund may invest in currency swaps for hedging purposes.

IV.  For the Franklin Strategic Income Securities Fund, Franklin Managed Volatility Global Allocation VIP Fund and Templeton Global Bond Securities Fund, the section entitled Section entitled “The Funds – Goals, Additional Strategies and Risks – Other Investments and Strategies” is amended to reflect that the Fund may invest in inflation indexed swaps.

V.  For the Templeton Developing Markets Securities Fund, the section entitled “The Funds – Goals, Additional Strategies and Risks – Other Investments and Strategies” is amended to reflect that the Fund may invest up to 20% of its net assets in participatory notes.

VI.  For the Templeton Foreign Securities Fund, the Section entitled “The Funds – Goals, Additional Strategies and Risks – Other Investments and Strategies” is amended to reflect that the Fund may invest in exchange traded equity options.

VII.  For the Franklin Strategic Income Securities Fund and Templeton Global Bond Securities Fund, the section entitled “Glossary of Investments, Techniques, Strategies and Their Risks – Derivative Instruments – Swap Agreements” is amended to add the following:

Inflation Index Swaps. An inflation index swap is a contract between two parties, whereby one party makes payments based on the cumulative percentage increase in an index that serves as a measure of inflation (typically, the Consumer Price Index) and the other party makes a regular payment based on a compounded fixed rate. Each party’s payment obligation under is determined by reference to a specified “notional” amount of money. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity. The value of an inflation index swap is expected to change in response to changes in the rate of inflation. If inflation increases at a faster rate than anticipated at the time the swap is entered into, the swap will increase in value. Similarly, if inflation increases at a rate slower than anticipated at the time the swap is entered into, the swap will decrease in value.

Risks of Swaps. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the investment manager correctly to predict which types of investments are likely to produce greater returns. If the investment manager, in using swap agreements, is incorrect in its forecasts of market values, interest rates, inflation, currency exchange rates or other applicable factors, the investment performance of the Fund will be less than its performance would have been if it had not used the swap agreements.

Please keep this supplement for future reference.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

This semiannual report for Templeton Developing Markets Securities Fund covers the period ended June 30, 2013.

Performance Summary as of 6/30/13

Templeton Developing Markets Securities Fund – Class 3 had a -7.63% total return for the six-month period ended 6/30/13.

Performance reflects the Fund’s Class 3 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Developing Markets Securities Fund Class 3

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

Fund Goal and Main Investments: Templeton Developing Markets Securities Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in emerging market investments.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. In comparison, the MSCI Emerging Markets (EM) Index had a -9.40% total return, and the Standard & Poor’s®/International Finance Corporation Investable Composite Index had a total return of -8.43% for the same period.1 Please note index performance numbers are for reference and we do not attempt to track an index but rather undertake investments on the basis of fundamental research.

Economic and Market Overview

The global economy grew moderately during the six months under review, with emerging market economies generally continuing to grow faster than their developed market counterparts. However, emerging market stock performance during the period was driven less by economic growth and more by the liquidity and monetary policies in major economies. Markets began on a positive note in January, but Cyprus’s financial crisis in March and its potential impact on the eurozone, as well as an inconclusive Italian election, dampened investor sentiment. A late bailout of Cyprus’s banks helped relieve investor concerns. Subsequently, the Bank of Japan’s announcement of an unprecedented stimulus plan and its commitment to open-ended asset purchases led investors to become optimistic in April.

However, investor anxiety that the U.S. Federal Reserve Board (Fed) would taper its quantitative easing program and tighten monetary policy earlier than expected, combined with a sharp correction in Japanese government bond yields, prompted profit taking in emerging market stocks, bonds and currencies. Additionally, commodity prices declined as the U.S. dollar rose. Further contributing to global financial market volatility in June was the People’s Bank of China’s (PBOC’s) indication that it would not intervene in the interbank market after a sharp spike in a key lending rate caused investors to worry about the stability of the country’s banking sector.

1. Source: © 2013 Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. The Fund is designed for the aggressive portion of a well-diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Investor sentiment improved in the last week of the period, and emerging market stock prices rebounded from period lows after the PBOC did intervene to calm China’s interbank market, positive economic reports helped stabilize Japanese government bond yields, and several Fed members reassured investors that the Fed’s accommodative monetary policy would continue. The U.S. dollar remained strong against most currencies, however, including those of emerging market countries. For the six-month period, emerging market stocks declined in U.S. dollar terms, resulting partly from weaker emerging market currencies. Latin America was among the worst performers, with Peru, Colombia and Brazil posting double-digit declines.

Investment Strategy

We employ a fundamental research, value-oriented, long-term investment approach. We focus on the market price of a company’s securities relative to our evaluation of its long-term earnings, asset value and cash flow potential. We also consider a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price. Our analysis considers the company’s corporate governance behavior as well as its position in its sector, the economic framework and political environment. We invest in securities without regard to benchmark comparisons.

Manager’s Discussion

During the six months under review, key contributors to the Fund’s absolute performance included Emaar Properties, a property developer and manager with operations throughout the Middle East, notably in Dubai, United Arab Emirates (UAE); Tata Consultancy Services, one of India’s largest information technology (IT) consulting and services firms; and Great Wall Motor, one of China’s leading automobile exporters and largest pickup truck and sport utility vehicle (SUV) manufacturers. Emaar’s first-quarter revenue benefited from strong income growth in its shopping malls and retail leasing business, led by the Dubai Mall, its flagship mall asset. Dubai’s rising tourism also boosted Emaar’s hospitality business income growth as the developer’s Dubai hotels recorded a high occupancy rate. Emaar has led the UAE’s recent property market recovery, with several of the developer’s new residential projects selling out upon launch. Earnings growth for Emaar, the emirate’s largest property developer, could, in our view, potentially benefit from the UAE’s continued property market recovery and Dubai’s strengthening position as the Middle East’s tourism center.

Tata Consultancy’s share price reached a multi-year high in the first half of the period after the company reported stronger-than-expected earnings results for its fiscal third-quarter 2013 (ended December 31, 2012), during which the company closed several large deals across industries and regions. Additionally, the company reported strong growth across its business segments for fiscal year 2013, particularly in consulting, business intelligence and enterprise solutions, and provided an encouraging guidance for fiscal year 2014 that supported investor sentiment. We believe that IT outsourcing is an attractive, growing industry and that Tata Consultancy, as an industry leader, is well positioned to potentially benefit from the industry’s continued growth. The company delivered solid margin performance for its fiscal year 2013, and in our assessment, continued weakness in the Indian rupee could further drive demand and profit margin growth.

Great Wall Motor benefited from consistently delivering stronger-than-expected earnings results, with first-quarter earnings driven largely by its better product mix and China’s continued SUV demand growth. The automaker’s China H shares reached a record high during the period as investors welcomed the automaker’s new lineup of revamped SUVs, as well as new sedan and pickup models.2 We believe that the automaker, which has a leading local brand, could potentially benefit from China’s greater SUV demand growth and the likelihood of increased exports, given the competitiveness of its products in international markets, particularly in Russia, Australia and South Africa.

In contrast, key detractors from the Fund’s absolute performance included Antofagasta, a Chilean copper mining group; AmBev (Companhia de Bebidas das Americas), one of the world’s largest beer and soft drink producers; and Souza Cruz, a major Brazilian cigarette company. Investor concerns about copper demand growth caused Antofagasta’s share price to decline, along with those of many copper mining companies, despite the company’s solid first-quarter earnings. Antofagasta’s announcement that it was resuming a copper mine construction project, seen by many investors as only marginally profitable, also contributed to the share price weakness.

Brazil’s currency depreciation, tax hikes, anti-government demonstrations in June, and concerns about slower global economic growth and the potential effects of the U.S. Fed’s tapering of its asset purchase

2. “China H” denotes shares of China-incorporated, Hong Kong Stock Exchange-listed companies with most businesses in China.

Top 10 Holdings

Templeton Developing Markets Securities Fund 6/30/13

Company Sector/Industry, Country	% of Total Net Assets
AmBev (Companhia de Bebidas das Americas)	10.4%
Beverages, Brazil
Souza Cruz SA	5.3%
Tobacco, Brazil
Remgro Ltd.	3.9%
Diversified Financial Services, South Africa
Kasikornbank PCL, fgn.	3.7%
Commercial Banks, Thailand
Tata Consultancy Services Ltd.	3.2%
IT Services, India
Samsung Electronics Co. Ltd.	3.0%
Semiconductors & Semiconductor Equipment, South Korea
Sberbank of Russia, pfd.	2.8%
Commercial Banks, Russia
Emaar Properties PJSC	2.6%
Real Estate Management & Development, UAE
Dairy Farm International Holdings Ltd.	2.5%
Food & Staples Retailing, Hong Kong
SJM Holdings Ltd.	2.5%
Hotels, Restaurants & Leisure, Hong Kong

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

program led many foreign investors to sell Brazilian stocks. This environment negatively affected AmBev’s and Souza Cruz’s share prices, which reached period lows before recovering near period-end. In our assessment, these companies’ strong operations, low debt levels, good dividend yields and popular brands make them attractive investments. In our view, AmBev and Souza Cruz could continue to increase their market share as Brazilian consumers may become wealthier and more discerning.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2013, the U.S. dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure.

In the past six months, our continued search for investments we considered to be attractively valued led us to increase the Fund’s holdings in Thailand and South Korea and to initiate positions in the Philippines and Taiwan. We also added to our investment in Switzerland and initiated positions in the U.K. as we identified companies listed in these developed countries that had significant emerging market operations and that we believed were well positioned, as a result, to benefit from stronger personal income and consumer demand growth in emerging market countries. We undertook some of our largest purchases in tobacco; consumer products; wireless telecommunication services; and hotels, restaurants and leisure companies. Key purchases included new positions in Unilever, a U.K.-listed global consumer products company that derives more than 50% of its sales from emerging and frontier markets; Shin, a major telecommunications group in Thailand; and Melco Crown Entertainment, one of only six casino operators in Macau, the world’s largest gaming market.

Top 10 Countries

Templeton Developing Markets Securities Fund 6/30/13

% of Total Net Assets
Brazil	17.5%
Hong Kong	8.4%
China	7.7%
Thailand	7.2%
Russia	6.6%
South Africa	4.9%
Indonesia	4.3%
India	4.3%
U.K.	4.3%
South Korea	4.0%

Conversely, we closed the Fund’s position in Kazakhstan and reduced investments in Russia, Indonesia, India and China via China H and Red Chip shares as certain stocks reached their sale targets and to focus on stocks we considered to be more attractively valued within our investment universe.3 We reduced the Fund’s holdings largely in metals and mining; chemicals; automobiles; and oil, gas and consumable fuels companies. Key sales included elimination of the Fund’s position in Russian potash fertilizer producer Uralkali and reduction of the Fund’s investments in Indonesian car and motorcycle manufacturer Astra International, and Chinese oil and gas company PetroChina.

Thank you for your participation in Templeton Developing Markets Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

3. “Red Chip” denotes shares of Hong Kong Stock Exchange-listed companies with significant exposure to China.

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•	Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Templeton Developing Markets Securities Fund Class 3

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 3	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Fund-Level Expenses Incurred During Period* 1/1/13–6/30/13
Actual	$1,000	$923.70	$7.68
Hypothetical (5% return before expenses)	$1,000	$1,016.81	$8.05

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 3 shares (1.61%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

SUPPLEMENT DATED JULY 24, 2013

TO THE PROSPECTUSES

DATED MAY 1, 2013

OF

FRANKLIN INCOME SECURITIES FUND

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

TEMPLETON FOREIGN SECURITIES FUND

(A series of Franklin Templeton Variable Insurance Products Trust)

The prospectus is amended as follows:

I.  The “Fund Summaries – Portfolio Managers” section on page FI-S5 is revised to read as follows:

Portfolio Managers

EDWARD D. PERKS, CFA Senior Vice President of Advisers and portfolio manager of the Fund since 2002.

MATTHEW QUINLAN Portfolio Manager of Advisers and portfolio manager of the Fund since December 2012.

ALEX W. PETERS, CFA Vice President of Advisers and portfolio manager of the Fund since December 2012.

CHARLES B. JOHNSON Portfolio Manager of Investment Counsel and portfolio manager of the Fund since 1989.

II.  The “Fund Details – Management” section disclosure concerning the portfolio management team beginning on page FI-D9 is revised to read as follows:

The Fund is managed by a team of dedicated professionals focused on investments in debt and equity securities. The portfolio managers of the team are as follows:

EDWARD D. PERKS, CFA Senior Vice President of Advisers	Mr. Perks has been the lead portfolio manager of the Fund since 2002. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1992.

MATTHEW QUINLAN Portfolio Manager of Advisers	Mr. Quinlan has been a portfolio manager of the Fund since December 2012, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2005.

ALEX W. PETERS, CFA Vice President of Advisers	Mr. Peters has been a portfolio manager of the Fund since December 2012, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1992.

CHARLES B. JOHNSON Portfolio Manager of Investment Counsel	Mr. Johnson has been a portfolio manager of the Fund since 1989, providing research, advice and portfolio risk assessment on the Fund’s investment portfolio. He joined Franklin Templeton Investments in 1957.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

III.  The “Fund Details – Principal Risks” section beginning on page TD-D3 for the Templeton Developing Markets Securities Fund is amended to add the following:

Participatory Notes

Participatory notes involve risks that are in addition to the risks normally associated with a direct investment in the underlying equity securities. In addition, the Fund is subject to the risk that the issuer of the participatory note (i.e., the issuing bank or broker-dealer), which is the only responsible party under the note, is unable or refuses to perform under the terms of the participatory note. While the holder of a participatory note is entitled to receive from the issuing bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Participatory notes are also not traded on exchanges, are privately issued, and may be illiquid. To the extent a participatory note is determined to be illiquid, it would be subject to the Fund’s limitation on investments in illiquid securities. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

IV.  The fifth paragraph of the “Fund Details – Principal Investment Policies and Practices” section on page TF-D1 for the Templeton Foreign Securities Fund is amended as follows:

The Fund may also buy and sell (write) exchange traded and over-the-counter equity call options on individual securities held in its portfolio in an amount up to 10% of its net assets, to generate additional income for the Fund. A call option gives the purchaser of the option, upon payment of a premium, the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. For example, the Fund may write an option with a strike price that is generally equal to the price target at which the investment manager would sell (in the case of a call option) a particular stock, and in return the Fund would earn a premium from the buyer of the option. The investment manager considers various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.

Please keep this supplement for future reference.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Templeton Developing Markets Securities Fund

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31,
Class 1		2012	2011	2010	2009	2008

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.58	$9.50	$11.40	$9.86	$6.11	$16.16

Income from investment operations[a]:
Net investment income[b]	0.10	0.19	0.17	0.09	0.12	0.16
Net realized and unrealized gains (losses)	(0.90)	1.06	(1.94)	1.63	4.02	(7.40)

Total from investment operations	(0.80)	1.25	(1.77)	1.72	4.14	(7.24)

Less distributions from:
Net investment income	(0.23)	(0.17)	(0.13)	(0.18)	(0.36)	(0.37)
Net realized gains	—	—	—	—	(0.03)	(2.44)

Total distributions	(0.23)	(0.17)	(0.13)	(0.18)	(0.39)	(2.81)

Redemption fees[c]	—	—	—	—	—	—

Net asset value, end of period	$9.55	$10.58	$9.50	$11.40	$9.86	$6.11

Total return[d]	(7.51)%	13.40%	(15.67)%	17.83%	73.32%	(52.62)%
Ratios to average net assets[e]
Expenses	1.36%	1.35%	1.40%	1.49% [f]	1.45% [f]	1.52% [f]
Net investment income	1.91%	1.93%	1.57%	0.87%	1.64%	1.52%

Supplemental data
Net assets, end of period (000’s)	$159,421	$203,568	$232,544	$347,242	$325,927	$234,213
Portfolio turnover rate	27.81%	24.45%	14.90%	24.41%	56.58% [g]	75.11% [g]

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gExcludes the value of portfolio securities delivered as a result of redemptions in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Developing Markets Securities Fund

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31,
Class 2		2012	2011	2010	2009	2008

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.50	$9.42	$11.30	$9.78	$6.04	$15.99

Income from investment operations[a]:
Net investment income[b]	0.09	0.17	0.14	0.06	0.11	0.15
Net realized and unrealized gains (losses)	(0.90)	1.05	(1.92)	1.62	3.98	(7.33)

Total from investment operations	(0.81)	1.22	(1.78)	1.68	4.09	(7.18)

Less distributions from:
Net investment income	(0.20)	(0.14)	(0.10)	(0.16)	(0.32)	(0.33)
Net realized gains	—	—	—	—	(0.03)	(2.44)

Total distributions	(0.20)	(0.14)	(0.10)	(0.16)	(0.35)	(2.77)

Redemption fees[c]	—	—	—	—	—	—

Net asset value, end of period	$9.49	$10.50	$9.42	$11.30	$9.78	$6.04

Total return[d]	(7.73)%	13.16%	(15.86)%	17.58%	72.59%	(52.70)%
Ratios to average net assets[e]
Expenses	1.61%	1.60%	1.65%	1.74% [f]	1.70% [f]	1.77% [f]
Net investment income	1.66%	1.68%	1.32%	0.62%	1.39%	1.27%

Supplemental data
Net assets, end of period (000’s)	$267,008	$291,638	$295,223	$392,546	$435,947	$264,186
Portfolio turnover rate	27.81%	24.45%	14.90%	24.41%	56.58% [g]	75.11% [g]

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gExcludes the value of portfolio securities delivered as a result of redemptions in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Developing Markets Securities Fund

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31,
Class 3		2012	2011	2010	2009	2008

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.43	$9.36	$11.23	$9.73	$6.02	$15.96

Income from investment operations[a]:
Net investment income[b]	0.09	0.17	0.14	0.06	0.10	0.11
Net realized and unrealized gains (losses)	(0.88)	1.04	(1.91)	1.60	3.97	(7.27)

Total from investment operations	(0.79)	1.21	(1.77)	1.66	4.07	(7.16)

Less distributions from:
Net investment income	(0.20)	(0.14)	(0.10)	(0.16)	(0.33)	(0.34)
Net realized gains	—	—	—	—	(0.03)	(2.44)

Total distributions	(0.20)	(0.14)	(0.10)	(0.16)	(0.36)	(2.78)

Redemption fees[c]	—	—	—	—	—	—

Net asset value, end of period	$9.44	$10.43	$9.36	$11.23	$9.73	$6.02

Total return[d]	(7.63)%	13.16%	(15.86)%	17.51%	72.63%	(52.67)%
Ratios to average net assets[e]
Expenses	1.61%	1.60%	1.65%	1.74% [f]	1.70% [f]	1.77% [f]
Net investment income	1.66%	1.68%	1.32%	0.62%	1.39%	1.27%

Supplemental data
Net assets, end of period (000’s)	$37,550	$48,277	$44,702	$66,484	$66,718	$32,953
Portfolio turnover rate	27.81%	24.45%	14.90%	24.41%	56.58% [g]	75.11% [g]

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gExcludes the value of portfolio securities delivered as a result of redemptions in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Developing Markets Securities Fund

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31,
Class 4		2012	2011	2010	2009	2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.50	$9.42	$11.30	$9.80	$6.09	$14.88

Income from investment operations[b]:
Net investment income (loss)[c]	0.08	0.16	0.13	0.05	0.09	(0.33)
Net realized and unrealized gains (losses)	(0.88)	1.04	(1.91)	1.61	4.00	(5.65)

Total from investment operations	(0.80)	1.20	(1.78)	1.66	4.09	(5.98)

Less distributions from:
Net investment income	(0.19)	(0.12)	(0.10)	(0.16)	(0.35)	(0.37)
Net realized gains	—	—	—	—	(0.03)	(2.44)

Total distributions	(0.19)	(0.12)	(0.10)	(0.16)	(0.38)	(2.81)

Redemption fees[d]	—	—	—	—	—	—

Net asset value, end of period	$9.51	$10.50	$9.42	$11.30	$9.80	$6.09

Total return[e]	(7.76)%	13.06%	(15.88)%	17.41%	72.45%	(48.66)%
Ratios to average net assets[f]
Expenses	1.71%	1.70%	1.75%	1.84% [g]	1.80% [g]	1.87% [g]
Net investment income	1.56%	1.58%	1.22%	0.52%	1.29%	1.17%

Supplemental data
Net assets, end of period (000’s)	$18,618	$23,341	$24,380	$37,198	$26,362	$7,208
Portfolio turnover rate	27.81%	24.45%	14.90%	24.41%	56.58% [h]	75.11% [h]

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

hExcludes the value of portfolio securities delivered as a result of redemptions in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2013 (unaudited)

Templeton Developing Markets Securities Fund	Industry	Shares	Value
Closed End Funds 0.6%
Romania 0.6%
[a] SIF Banat-Crisana	Diversified Financial Services	1,428,700	$474,824
SIF Moldova	Diversified Financial Services	1,669,845	603,650
SIF Muntenia	Diversified Financial Services	1,191,732	238,336
SIF Oltenia	Diversified Financial Services	1,975,791	824,842
SIF Transilvania	Diversified Financial Services	4,970,540	778,877

Total Closed End Funds (Cost $3,109,586)			2,920,529

Common Stocks 87.0%
Australia 1.1%
BHP Billiton Ltd.	Metals & Mining	180,668	5,184,680

Austria 0.8%
Raiffeisen Bank International AG	Commercial Banks	125,012	3,644,970

Brazil 16.8%
Companhia de Bebidas das Americas (AmBev)	Beverages	1,362,350	50,444,051
M Dias Branco SA	Food Products	143,700	5,443,309
Souza Cruz SA	Tobacco	2,053,928	25,387,284

			81,274,644

Chile 0.6%
Antofagasta PLC	Metals & Mining	227,279	2,748,840

China 7.7%
China Mobile Ltd.	Wireless Telecommunication Services	532,000	5,569,711
China Overseas Land & Investment Ltd.	Real Estate Management & Development	2,114,900	5,521,790
CNOOC Ltd.	Oil, Gas & Consumable Fuels	4,172,000	7,078,890
Great Wall Motor Co. Ltd., H	Automobiles	1,318,577	5,661,281
[a] Melco Crown Entertainment Ltd., ADR	Hotels, Restaurants & Leisure	448,443	10,027,186
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	3,084,400	3,280,875

			37,139,733

Colombia 1.0%
Bancolombia SA, ADR	Commercial Banks	48,500	2,740,250
Ecopetrol SA, ADR	Oil, Gas & Consumable Fuels	45,349	1,907,379

			4,647,629

Hong Kong 8.4%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	1,014,733	12,186,943
Giordano International Ltd.	Specialty Retail	3,673,000	3,215,553
I.T Ltd.	Specialty Retail	5,818,000	2,085,372
Luk Fook Holdings (International) Ltd.	Specialty Retail	2,126,313	4,934,745
[b] Luk Fook Holdings (International) Ltd., 144A	Specialty Retail	130,000	301,704
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	2,135,300	5,698,942
SJM Holdings Ltd.	Hotels, Restaurants & Leisure	4,946,730	11,914,068

			40,337,327

Hungary 0.1%
OTP Bank PLC	Commercial Banks	26,840	563,176

India 4.3%
Tata Consultancy Services Ltd.	IT Services	612,050	15,610,446
Tata Motors Ltd.	Automobiles	1,063,000	5,025,471

			20,635,917

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2013 (unaudited) (continued)

Templeton Developing Markets Securities Fund	Industry	Shares	Value
Common Stocks (continued)
Indonesia 4.3%
PT Astra International Tbk	Automobiles	14,036,900	$9,900,080
PT Bank Central Asia Tbk	Commercial Banks	4,007,532	4,037,816
PT Bank Rakyat Indonesia (Persero) Tbk	Commercial Banks	8,664,000	6,765,340

			20,703,236

Kenya 1.3%
Equity Bank Ltd.	Commercial Banks	8,986,101	3,272,910
Kenya Commercial Bank Ltd.	Commercial Banks	5,335,900	2,301,029
Safaricom Ltd.	Wireless Telecommunication Services	9,225,600	709,661

			6,283,600

Mexico 1.3%
Kimberly Clark de Mexico SAB de CV, A	Household Products	1,952,613	6,403,220

Nigeria 1.7%
FBN Holdings PLC	Commercial Banks	36,527,236	4,022,873
Nigerian Breweries PLC	Beverages	4,303,824	4,133,556

			8,156,429

Philippines 1.0%
Ayala Corp.	Diversified Financial Services	344,200	4,631,926

Qatar 2.1%
Industries Qatar QSC	Industrial Conglomerates	236,682	10,304,514

Russia 3.8%
CTC Media Inc.	Media	42,900	477,048
[c] LUKOIL Holdings, ADR	Oil, Gas & Consumable Fuels	29,958	1,718,840
[c] LUKOIL Holdings, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	174,418	10,007,233
Mining and Metallurgical Co. Norilsk Nickel, ADR	Metals & Mining	155,043	2,233,394
[a] TNK-BP Holding	Oil, Gas & Consumable Fuels	2,893,673	4,087,415

			18,523,930

Singapore 1.5%
K-REIT Asia	Real Estate Investment Trusts (REITs)	5,248,511	5,363,442
Keppel Corp. Ltd.	Industrial Conglomerates	197,557	1,621,300

			6,984,742

South Africa 4.9%
Remgro Ltd.	Diversified Financial Services	977,324	18,784,993
Tiger Brands Ltd.	Food Products	167,332	5,010,224

			23,795,217

South Korea 4.0%
Grand Korea Leisure Co. Ltd.	Hotels, Restaurants & Leisure	139,610	4,326,150
LG Fashion Corp.	Textiles, Apparel & Luxury Goods	28,382	700,606
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	12,328	14,481,947

			19,508,703

Sweden 0.5%
Oriflame Cosmetics SA, SDR	Personal Products	81,636	2,584,200

Switzerland 2.0%
Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	108,904	9,630,025

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2013 (unaudited) (continued)

Templeton Developing Markets Securities Fund	Industry	Shares	Value
Common Stocks (continued)
Taiwan 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	984,500	$3,646,296

Thailand 7.2%
Advanced Info Service PCL, fgn.	Wireless Telecommunication Services	105,300	953,584
Kasikornbank PCL, fgn.	Commercial Banks	2,875,000	18,095,697
Shin Corp. PCL	Wireless Telecommunication Services	3,635,500	10,156,985
Thai Beverage PCL	Beverages	12,053,200	5,611,669

			34,817,935

Turkmenistan 0.5%
Dragon Oil PLC	Oil, Gas & Consumable Fuels	297,559	2,587,413

United Arab Emirates 2.6%
Emaar Properties PJSC	Real Estate Management & Development	8,942,377	12,660,049

United Kingdom 4.3%
British American Tobacco PLC	Tobacco	190,300	9,751,209
Unilever PLC	Food Products	265,334	10,740,037

			20,491,246

United States 1.7%
Avon Products Inc.	Personal Products	391,680	8,237,030

Vietnam 0.1%
DHG Pharmaceutical JSC	Pharmaceuticals	95,800	393,049
Dong Phu Rubber JSC	Chemicals	104,160	238,234

			631,283

Zimbabwe 0.6%
Delta Corp. Ltd.	Beverages	2,209,976	3,093,966

Total Common Stocks (Cost $301,136,119)			419,851,876

[d]Participatory Notes 2.6%
Saudi Arabia 2.6%
[b] Deutsche Bank AG/London, Saudi Dairy & Foodstuff Co., 144A, 5/13/14	Food Products	55,781	1,275,492
[b] HSBC Bank PLC,
Al Mouwasat Medical Services, 144A, 4/13/15	Health Care Providers & Services	19,800	361,670
Etihad Etisalat Co., 144A, 12/05/14	Wireless Telecommunication Services	515,329	10,924,683

Total Participatory Notes (Cost $11,398,544)			12,561,845

Preferred Stocks 5.8%
Brazil 0.7%
Itausa - Investimentos Itau SA, pfd.	Commercial Banks	914,705	3,389,772
[a] Itausa - Investimentos Itau SA, DPP, pfd.	Commercial Banks	24,675	90,335

			3,480,107

Chile 2.3%
Embotelladora Andina SA, pfd., A	Beverages	2,525,717	11,160,781

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2013 (unaudited) (continued)

Templeton Developing Markets Securities Fund	Industry	Shares	Value
Preferred Stocks (continued)
Russia 2.8%
Sberbank of Russia, pfd.	Commercial Banks	6,293,975	$13,413,342

Total Preferred Stocks (Cost $25,649,633)			28,054,230

Total Investments before Short Term Investments (Cost $341,293,882)			463,388,480

Short Term Investments (Cost $22,857,344) 4.8%
Money Market Funds 4.8%
United States 4.8%
[a,e] Institutional Fiduciary Trust Money Market Portfolio		22,857,344	22,857,344

Total Investments (Cost $364,151,226) 100.8%			486,245,824
Other Assets, less Liabilities (0.8)%			(3,647,820)

Net Assets 100.0%			$482,598,004

See Abbreviations on page TD-30.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2013, the aggregate value of these securities was $12,863,549, representing 2.67% of net assets.

cAt June 30, 2013, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

dSee Note 1(c) regarding Participatory Notes.

eSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2013 (unaudited)

Templeton Developing Markets Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$341,293,882
Cost - Sweep Money Fund (Note 7)	22,857,344

Total cost of investments	$364,151,226

Value - Unaffiliated issuers	$463,388,480
Value - Sweep Money Fund (Note 7)	22,857,344

Total value of investments	486,245,824
Cash	443,125
Foreign currency, at value (cost $4,956)	4,912
Receivables:
Investment securities sold	654,147
Capital shares sold	570,685
Dividends	911,775
Foreign tax	25,763
Other assets	158

Total assets	488,856,389

Liabilities:
Payables:
Investment securities purchased	4,276,990
Capital shares redeemed	915,194
Affiliates	644,455
Accrued expenses and other liabilities	421,746

Total liabilities	6,258,385

Net assets, at value	$482,598,004

Net assets consist of:
Paid-in capital	$409,975,965
Distributions in excess of net investment income	(2,059,504)
Net unrealized appreciation (depreciation)	122,056,757
Accumulated net realized gain (loss)	(47,375,214)

Net assets, at value	$482,598,004

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2013 (unaudited)

Templeton Developing Markets Securities Fund
Class 1:
Net assets, at value	$159,421,336

Shares outstanding	16,684,839

Net asset value and maximum offering price per share	$9.55

Class 2:
Net assets, at value	$267,008,451

Shares outstanding	28,123,838

Net asset value and maximum offering price per share	$9.49

Class 3:
Net assets, at value	$37,549,855

Shares outstanding	3,979,212

Net asset value and maximum offering price per share[a]	$9.44

Class 4:
Net assets, at value	$18,618,362

Shares outstanding	1,958,199

Net asset value and maximum offering price per share	$9.51

aRedemption price is equal to net asset value less redemption fees retained by the Fund.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2013 (unaudited)

Templeton Developing Markets Securities Fund
Investment income:
Dividends (net of foreign taxes of $664,130)	$8,946,281
Income from securities loaned	14,338

Total investment income	8,960,619

Expenses:
Management fees (Note 3a)	3,010,917
Administrative fees (Note 3b)	385,193
Distribution fees: (Note 3c)
Class 2	361,461
Class 3	57,133
Class 4	38,950
Unaffiliated transfer agent fees	526
Custodian fees (Note 4)	177,204
Reports to shareholders	104,367
Professional fees	36,954
Trustees’ fees and expenses	1,204
Other	9,974

Total expenses	4,183,883

Net investment income	4,776,736

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	46,990,763
Foreign currency transactions	(247,634)

Net realized gain (loss)	46,743,129

Net change in unrealized appreciation (depreciation) on:
Investments	(90,957,687)
Translation of other assets and liabilities denominated in foreign currencies	(15,598)
Change in deferred taxes on unrealized appreciation	21,147

Net change in unrealized appreciation (depreciation)	(90,952,138)

Net realized and unrealized gain (loss)	(44,209,009)

Net increase (decrease) in net assets resulting from operations	$(39,432,273)

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton Developing Markets Securities Fund
	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012

Increase (decrease) in net assets:
Operations:
Net investment income	$4,776,736	$10,321,744
Net realized gain (loss) from investments and foreign currency transactions	46,743,129	37,187,656
Net change in unrealized appreciation (depreciation) on investments, translation of other assets and liabilities denominated in foreign currencies and deferred taxes	(90,952,138)	25,533,270

Net increase (decrease) in net assets resulting from operations	(39,432,273)	73,042,670

Distributions to shareholders from:
Net investment income:
Class 1	(3,816,779)	(3,523,272)
Class 2	(5,449,449)	(4,111,805)
Class 3	(777,644)	(716,639)
Class 4	(373,848)	(295,623)

Total distributions to shareholders	(10,417,720)	(8,647,339)

Capital share transactions: (Note 2)
Class 1	(27,397,174)	(52,933,691)
Class 2	2,547,894	(36,646,633)
Class 3	(6,795,146)	(1,195,085)
Class 4	(2,731,593)	(3,647,744)

Total capital share transactions	(34,376,019)	(94,423,153)

Redemption fees	906	1,457

Net increase (decrease) in net assets	(84,225,106)	(30,026,365)

Net assets:
Beginning of period	566,823,110	596,849,475

End of period	$482,598,004	$566,823,110

Undistributed net investment income (distributions in excess of net investment income) included in net assets:
End of period	$(2,059,504)	$3,581,480

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Templeton Developing Markets Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-one separate funds. The Templeton Developing Markets Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers four classes of shares: Class 1, Class 2, Class 3, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Financial Instrument Valuation (continued)

established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Participatory Notes

The Fund invests in Participatory Notes (P-Notes). P-notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow the fund to gain exposure to common stocks in markets where direct investment is not allowed. Income received from P-Notes is recorded as dividend income in the Statement of Operations. P-Notes may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract. These securities may be more volatile and less liquid than other investments held by the Fund.

d. Securities Lending

The Fund participates in an agency based securities lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in a non-registered money fund. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Securities Lending (continued)

investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower. At June 30, 2013, the Fund had no securities on loan.

e. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2013, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

h. Redemption Fees

Redemptions and exchanges of interests in an insurance company subaccount that invests in Class 3 shares of the Fund will be subject to a 1.0% short term trading fee if the interest in the subaccount has been held for less than 60 days. Such fees are retained by the Fund and accounted for as an addition to paid-in capital, allocated to each class of shares based upon the relative proportion of net assets of each class.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2013, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	593,031	$6,362,205	1,107,285	$11,165,172
Shares issued in reinvestment of distributions	392,673	3,816,779	385,901	3,523,272
Shares redeemed	(3,537,696)	(37,576,158)	(6,733,412)	(67,622,135)

Net increase (decrease)	(2,551,992)	$(27,397,174)	(5,240,226)	$(52,933,691)

Class 2 Shares:
Shares sold	2,887,511	$29,837,645	3,879,555	$38,012,902
Shares issued in reinvestment of distributions	564,125	5,449,449	453,341	4,111,805
Shares redeemed	(3,103,000)	(32,739,200)	(7,891,630)	(78,771,340)

Net increase (decrease)	348,636	$2,547,894	(3,558,734)	$(36,646,633)

Class 3 Shares:
Shares sold	337,469	$3,607,266	998,194	$10,036,984
Shares issued in reinvestment of distributions	81,005	777,644	79,538	716,639
Shares redeemed	(1,066,612)	(11,180,056)	(1,224,195)	(11,948,708)

Net increase (decrease)	(648,138)	$(6,795,146)	(146,463)	$(1,195,085)

Class 4 Shares:
Shares sold	93,448	$993,059	257,374	$2,544,613
Shares issued on reinvestment of distributions	38,661	373,848	32,558	295,623
Shares redeemed	(395,789)	(4,098,500)	(656,835)	(6,487,980)

Net increase (decrease)	(263,680)	$(2,731,593)	(366,903)	$(3,647,744)

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.100%	Up to and including $1 billion
1.050%	Over $1 billion, up to and including $5 billion
1.000%	Over $5 billion, up to and including $10 billion
0.950%	Over $10 billion, up to and including $15 billion
0.900%	Over $15 billion, up to and including $20 billion
0.850%	In excess of $20 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Board has adopted distribution plans for Class 2, Class 3, and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.25%, 0.35%, and 0.35% per year of its average daily net assets of Class 2, Class 3, and Class 4, respectively. Some distribution fees are not charged on shares held by affiliates. The Board has agreed to limit the current rate to 0.25% per year for Class 3.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2013, there were no credits earned.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At December 31, 2012, the Fund had capital loss carryforwards of $88,126,277 expiring in 2017.

At June 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$376,526,690

Unrealized appreciation	$130,443,886
Unrealized depreciation	(20,724,752)

Net unrealized appreciation (depreciation)	$109,719,134

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, and corporate actions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2013, aggregated $148,918,292 and $200,125,049, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended June 30, 2013, the Fund did not use the Global Credit Facility.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

10. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2013, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Closed End Funds	$2,920,529	$—	$—	$2,920,529
Equity Investments:[a]
Russia	14,571,696	17,365,576	—	31,937,272
All Other Equity Investments[b]	415,968,834	—	—	415,968,834
Participatory Notes	—	12,561,845	—	12,561,845
Short Term Investments	22,857,344	—	—	22,857,344

Total Investments in Securities	$456,318,403	$29,927,421	$—	$486,245,824

aIncludes common and preferred stocks.

bFor detailed categories, see the accompanying Statement of Investments.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. The Fund is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on its financial statements.

12. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt
DPP - Depositary Receipt Preferred
SDR - Swedish Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Tax Information (unaudited)

Templeton Developing Markets Securities Fund

At December 31, 2012, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This written statement will allow shareholders of record on June 13, 2013, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provided as detailed analysis of foreign taxes paid, and foreign source income as reported by the Fund, to Class 1, Class 2, Class 3, and Class 4 shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Class 1	$0.0339	$0.2647
Class 2	$0.0339	$0.2386
Class 3	$0.0339	$0.2346
Class 4	$0.0339	$0.2246

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends.

TEMPLETON FOREIGN SECURITIES FUND

This semiannual report for Templeton Foreign Securities Fund covers the period ended June 30, 2013.

Performance Summary as of 6/30/13

Templeton Foreign Securities Fund – Class 3 delivered a +2.29% total return for the six-month period ended 6/30/13.

Performance reflects the Fund’s Class 3 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Foreign Securities Fund – Class 3

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

Fund Goal and Main Investments: Templeton Foreign Securities Fund seeks long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund’s benchmark, the MSCI Europe, Australasia, Far East (EAFE) Index, produced a +4.47% total return for the same period.1 Please note, index performance information is provided for reference and we do not attempt to track the index but rather undertake investments on the basis of fundamental research.

Economic and Market Overview

Global developed and emerging market stocks, as measured by the MSCI All Country World Index, advanced during the first six months of 2013 as many central banks continued supportive monetary policies. The economic focus and highly correlated market movements characteristic of previous periods appeared to be supplanted by a more fundamentals-based market environment. Regional performance was also more consistent with local economic trends, although periodic volatility highlighted the recovery’s fragility. Continued U.S. gross domestic product (GDP) growth accompanied improvements in housing, labor and retail sales. Eurozone first-quarter GDP growth missed expectations, although the number of unemployed declined and manufacturing indicator levels increased in the first half of 2013. Japan demonstrated economic progress amid major reflationary initiatives as business confidence, industrial production and retail sales improved and inflation stabilized. However, investor confidence in the country’s radical policy maneuvers wavered. China’s growth rate and manufacturing levels were weaker than expected, and the International Monetary Fund downgraded the country’s growth outlook.

Despite generally accommodative global monetary policies, central banks changed their strategies during the period to reflect the increasingly varied needs of different economies. The U.S. Federal Reserve Board (Fed) vowed to keep interest rates low until the unemployment rate reached 6.5% but ignited considerable market volatility and a Treasury sell-off by suggesting it may taper monthly bond purchases

1. Source: © 2013 Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Current political uncertainty surrounding the European Union (EU) and its membership may increase market volatility. The financial instability of some countries in the EU, including Greece, Italy and Spain, together with the risk of that impacting other more stable countries, may increase the economic risk of investing in companies in Europe. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

should economic conditions warrant. The European Central Bank cut benchmark interest rates and pledged to maintain systemic support after successfully containing a run on a Cyprus bank. Elsewhere in developed markets, the Bank of Japan’s new governor set an explicit inflation target and pledged to double bond purchases in what many believe was unprecedented policy reform.

Emerging market central banks were more aggressive, with Brazil’s central bank hiking interest rates amid rising inflation and China’s central bank taking measures to curb real estate and credit speculation. Chinese liquidity tightening weighed on credit markets at period-end, and a jump in the interbank lending rate underscored concerns about the country’s shadow banking system. Volatility surfaced in the emerging market region as political protests intensified, and asset prices fell as investors responded to rising bond rates by unwinding highly leveraged emerging market carry trades.2 Given the rise in rates near period-end, longer duration U.S. Treasury and emerging market bond prices experienced meaningful price declines. In the second quarter, gold, traditionally a safe haven, posted its worst quarterly performance since 1974 as inflation expectations remained subdued and global commodities stayed under pressure. Investor sentiment improved in the last week of the period, and stock prices rebounded from period lows after China’s central bank intervened to calm the country’s interbank market, positive economic reports helped stabilize Japanese government bond yields, and several Fed members reassured investors that the Fed’s accommodative monetary policy would continue.

Investment Strategy

Our investment philosophy is bottom up, value oriented and long term. In choosing investments, we generally focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term earnings, asset value and cash flow. Among factors we consider are a company’s historical value measures, including price/earnings ratio, profit margins and liquidation value. We do in-depth research to construct a bargain list from which we buy.

Manager’s Discussion

During the six months under review, the health care sector experienced strong growth fueled by increasing demand and industry mergers and

2. In a carry trade, an investor seeks to profit from an interest rate differential by borrowing low-yielding currencies and lending high-yielding currencies. The use of borrowed capital to facilitate the trade creates leverage for the borrower.

acquisition activity.3 In this environment, our overweighting and stock selection in the sector were major contributors to Fund performance relative to the MSCI EAFE Index. Noteworthy holdings included pharmaceutical companies Roche Holding (Switzerland), GlaxoSmithKline (U.K.) and Sanofi (France). Our underweighting in the poorly performing materials sector also aided relative results.4 Other individual contributors included financial services provider ING U.S.5 and Japanese automobile manufacturers Toyota Motor and Mazda Motor (sold by period-end).

In contrast, our overweighting and stock selection in the volatile energy sector was a notable detractor from Fund performance.6 Our positions in energy equipment and services company Aker Solutions (Norway) and oil, gas and consumable fuels producers Petroleo Brasileiro (Brazil) and Statoil (Norway) suffered from oil price fluctuations stemming from Middle East political tensions. Our stock selection in telecommunication services companies such as diversified telecommunication providers China Telecom5 and ORANGE7 and wireless telecommunication provider China Mobile5 weighed on results.8 The Fund’s positions in three off-benchmark South Korean companies, Samsung Electronics, KB Financial Group and POSCO, also hindered Fund performance.5

From a geographic perspective, our stock selection in Europe benefited the Fund’s relative performance, as a number of our investments in Switzerland and the U.K. performed well. Our exposure to Norway, however, was detrimental. In Asia, our stock selection detracted from performance, particularly in South Korea5 and Japan.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended

3. The health care sector comprises health care equipment and supplies, life sciences tools and services, and pharmaceuticals in the SOI.

4. The materials sector comprises chemicals, construction materials, containers and packaging, and metals and mining in the SOI.

5. Not an index component.

6. The energy sector comprises energy equipment and services; and oil, gas and consumable fuels in the SOI.

7. France Telecom in the SOI.

8. The telecommunication services sector comprises diversified telecommunication services and wireless telecommunication services in the SOI.

Top 10 Holdings

Templeton Foreign Securities Fund 6/30/13

Company Sector/Industry, Country	% of Total Net Assets
Credit Suisse Group AG	3.3%
Capital Markets, Switzerland
Roche Holding AG	3.2%
Pharmaceuticals, Switzerland
Sanofi	2.8%
Pharmaceuticals, France
GlaxoSmithKline PLC	2.8%
Pharmaceuticals, U.K.
BNP Paribas SA	2.7%
Commercial Banks, France
ING Groep NV, IDR	2.5%
Diversified Financial Services, Netherlands
AXA SA	2.4%
Insurance, France
Tesco PLC	2.3%
Food & Staples Retailing, U.K.
Samsung Electronics Co. Ltd.	2.2%
Semiconductors & Semiconductor Equipment, South Korea
Aviva PLC	2.2%
Insurance, U.K.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

June 30, 2013, the U.S. dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure.

Thank you for your participation in Templeton Foreign Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•	Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Templeton Foreign Securities Fund – Class 3

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 3	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Fund-Level Expenses Incurred During Period* 1/1/13–6/30/13
Actual	$1,000	$1,022.90	$5.17
Hypothetical (5% return before expenses)	$1,000	$1,019.69	$5.16

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 3 shares (1.03%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

SUPPLEMENT DATED JULY 24, 2013

TO THE PROSPECTUSES

DATED MAY 1, 2013

OF

FRANKLIN INCOME SECURITIES FUND

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

TEMPLETON FOREIGN SECURITIES FUND

(A series of Franklin Templeton Variable Insurance Products Trust)

The prospectus is amended as follows:

I.  The “Fund Summaries – Portfolio Managers” section on page FI-S5 is revised to read as follows:

Portfolio Managers

EDWARD D. PERKS, CFA Senior Vice President of Advisers and portfolio manager of the Fund since 2002.

MATTHEW QUINLAN Portfolio Manager of Advisers and portfolio manager of the Fund since December 2012.

ALEX W. PETERS, CFA Vice President of Advisers and portfolio manager of the Fund since December 2012.

CHARLES B. JOHNSON Portfolio Manager of Investment Counsel and portfolio manager of the Fund since 1989.

II.  The “Fund Details – Management” section disclosure concerning the portfolio management team beginning on page FI-D9 is revised to read as follows:

The Fund is managed by a team of dedicated professionals focused on investments in debt and equity securities. The portfolio managers of the team are as follows:

EDWARD D. PERKS, CFA Senior Vice President of Advisers	Mr. Perks has been the lead portfolio manager of the Fund since 2002. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1992.

MATTHEW QUINLAN Portfolio Manager of Advisers	Mr. Quinlan has been a portfolio manager of the Fund since December 2012, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2005.

ALEX W. PETERS, CFA Vice President of Advisers	Mr. Peters has been a portfolio manager of the Fund since December 2012, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1992.

CHARLES B. JOHNSON Portfolio Manager of Investment Counsel	Mr. Johnson has been a portfolio manager of the Fund since 1989, providing research, advice and portfolio risk assessment on the Fund’s investment portfolio. He joined Franklin Templeton Investments in 1957.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

III.  The “Fund Details – Principal Risks” section beginning on page TD-D3 for the Templeton Developing Markets Securities Fund is amended to add the following:

Participatory Notes

Participatory notes involve risks that are in addition to the risks normally associated with a direct investment in the underlying equity securities. In addition, the Fund is subject to the risk that the issuer of the participatory note (i.e., the issuing bank or broker-dealer), which is the only responsible party under the note, is unable or refuses to perform under the terms of the participatory note. While the holder of a participatory note is entitled to receive from the issuing bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Participatory notes are also not traded on exchanges, are privately issued, and may be illiquid. To the extent a participatory note is determined to be illiquid, it would be subject to the Fund’s limitation on investments in illiquid securities. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

IV.  The fifth paragraph of the “Fund Details – Principal Investment Policies and Practices” section on page TF-D1 for the Templeton Foreign Securities Fund is amended as follows:

The Fund may also buy and sell (write) exchange traded and over-the-counter equity call options on individual securities held in its portfolio in an amount up to 10% of its net assets, to generate additional income for the Fund. A call option gives the purchaser of the option, upon payment of a premium, the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. For example, the Fund may write an option with a strike price that is generally equal to the price target at which the investment manager would sell (in the case of a call option) a particular stock, and in return the Fund would earn a premium from the buyer of the option. The investment manager considers various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.

Please keep this supplement for future reference.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Templeton Foreign Securities Fund

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31,
Class 1		2012	2011	2010	2009	2008

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.63	$12.78	$14.54	$13.68	$10.95	$20.57

Income from investment operations[a]:
Net investment income[b]	0.26	0.38	0.42	0.28	0.25	0.45
Net realized and unrealized gains (losses)	0.11	1.91	(1.90)	0.86	3.39	(8.01)

Total from investment operations	0.37	2.29	(1.48)	1.14	3.64	(7.56)

Less distributions from:
Net investment income	(0.41)	(0.44)	(0.28)	(0.28)	(0.43)	(0.45)
Net realized gains	—	—	—	—	(0.48)	(1.61)

Total distributions	(0.41)	(0.44)	(0.28)	(0.28)	(0.91)	(2.06)

Redemption fees[c]	—	—	—	—	—	—

Net asset value, end of period	$14.59	$14.63	$12.78	$14.54	$13.68	$10.95

Total return[d]	2.42%	18.60%	(10.44)%	8.67%	37.34%	(40.23)%
Ratios to average net assets[e]
Expenses	0.78%	0.79%	0.79% [f]	0.78% [f]	0.78% [f]	0.77% [f]
Net investment income	3.48%	2.84%	2.92%	2.10%	2.28%	2.82%

Supplemental data
Net assets, end of period (000’s)	$258,659	$265,924	$254,292	$321,282	$318,173	$262,725
Portfolio turnover rate	13.36%	12.53%	21.09%	19.16%	22.50%	18.27%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Foreign Securities Fund

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31,
Class 2		2012	2011	2010	2009	2008

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.37	$12.56	$14.29	$13.45	$10.76	$20.25

Income from investment operations[a]:
Net investment income[b]	0.24	0.34	0.37	0.25	0.22	0.40
Net realized and unrealized gains (losses)	0.11	1.87	(1.86)	0.84	3.34	(7.89)

Total from investment operations	0.35	2.21	(1.49)	1.09	3.56	(7.49)

Less distributions from:
Net investment income	(0.37)	(0.40)	(0.24)	(0.25)	(0.39)	(0.39)
Net realized gains	—	—	—	—	(0.48)	(1.61)

Total distributions	(0.37)	(0.40)	(0.24)	(0.25)	(0.87)	(2.00)

Redemption fees[c]	—	—	—	—	—	—

Net asset value, end of period	$14.35	$14.37	$12.56	$14.29	$13.45	$10.76

Total return[d]	2.36%	18.23%	(10.63)%	8.41%	37.04%	(40.38)%
Ratios to average net assets[e]
Expenses	1.03%	1.04%	1.04% [f]	1.03% [f]	1.03% [f]	1.02% [f]
Net investment income	3.23%	2.59%	2.67%	1.85%	2.03%	2.57%

Supplemental data
Net assets, end of period (000’s)	$1,675,824	$1,744,231	$1,679,412	$2,090,757	$2,010,268	$1,702,038
Portfolio turnover rate	13.36%	12.53%	21.09%	19.16%	22.50%	18.27%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Foreign Securities Fund

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31,
Class 3		2012	2011	2010	2009	2008

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.32	$12.51	$14.24	$13.37	$10.70	$20.18

Income from investment operations[a]:
Net investment income[b]	0.24	0.34	0.37	0.25	0.25	0.39
Net realized and unrealized gains (losses)	0.10	1.87	(1.86)	0.84	3.30	(7.84)

Total from investment operations	0.34	2.21	(1.49)	1.09	3.55	(7.45)

Less distributions from:
Net investment income	(0.37)	(0.40)	(0.24)	(0.22)	(0.40)	(0.42)
Net realized gains	—	—	—	—	(0.48)	(1.61)

Total distributions	(0.37)	(0.40)	(0.24)	(0.22)	(0.88)	(2.03)

Redemption fees[c]	—	—	—	—	—	—

Net asset value, end of period	$14.29	$14.32	$12.51	$14.24	$13.37	$10.70

Total return[d]	2.29%	18.30%	(10.68)%	8.41%	37.20%	(40.39)%
Ratios to average net assets[e]
Expenses	1.03%	1.04%	1.04% [f]	1.03% [f]	1.03% [f]	1.02% [f]
Net investment income	3.23%	2.59%	2.67%	1.85%	2.03%	2.57%

Supplemental data
Net assets, end of period (000’s)	$86,449	$91,642	$88,380	$108,766	$115,364	$271,061
Portfolio turnover rate	13.36%	12.53%	21.09%	19.16%	22.50%	18.27%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Foreign Securities Fund

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31,
Class 4		2012	2011	2010	2009	2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.48	$12.66	$14.43	$13.59	$10.91	$18.90

Income from investment operations[b]:
Net investment income[c]	0.24	0.33	0.36	0.17	0.21	0.15
Net realized and unrealized gains (losses)	0.10	1.89	(1.88)	0.92	3.37	(6.08)

Total from investment operations	0.34	2.22	(1.52)	1.09	3.58	(5.93)

Less distributions from:
Net investment income	(0.36)	(0.40)	(0.25)	(0.25)	(0.42)	(0.45)
Net realized gains	—	—	—	—	(0.48)	(1.61)

Total distributions	(0.36)	(0.40)	(0.25)	(0.25)	(0.90)	(2.06)

Redemption fees[d]	—	—	—	—	—	—

Net asset value, end of period	$14.46	$14.48	$12.66	$14.43	$13.59	$10.91

Total return[e]	2.28%	18.14%	(10.74)%	8.38%	36.84%	(35.15)%
Ratios to average net assets[f]
Expenses	1.13%	1.14%	1.14% [g]	1.13% [g]	1.13% [g]	1.12% [g]
Net investment income	3.13%	2.49%	2.57%	1.75%	1.93%	2.47%

Supplemental data
Net assets, end of period (000’s)	$442,997	$416,277	$353,346	$305,505	$48,501	$14,287
Portfolio turnover rate	13.36%	12.53%	21.09%	19.16%	22.50%	18.27%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2013 (unaudited)

Templeton Foreign Securities Fund	Country	Shares	Value
Common Stocks 94.6%
Aerospace & Defense 1.0%
BAE Systems PLC	United Kingdom	4,201,030	$24,486,367

Airlines 0.9%
[a] Deutsche Lufthansa AG	Germany	1,080,990	21,943,266

Auto Components 0.8%
Cie Generale des Etablissements Michelin, B	France	222,570	19,902,955

Automobiles 1.6%
Toyota Motor Corp., ADR	Japan	333,742	40,269,310

Building Products 0.5%
Compagnie de Saint-Gobain	France	296,890	12,018,497

Capital Markets 3.3%
Credit Suisse Group AG	Switzerland	3,092,738	81,995,118

Chemicals 1.9%
Akzo Nobel NV	Netherlands	527,560	29,744,343
Potash Corp. of Saskatchewan Inc.	Canada	468,130	17,849,797

			47,594,140

Commercial Banks 12.0%
BNP Paribas SA	France	1,218,660	66,583,630
DBS Group Holdings Ltd.	Singapore	2,174,520	26,597,009
Hana Financial Group Inc.	South Korea	1,128,760	32,853,003
HSBC Holdings PLC	United Kingdom	4,015,600	42,066,736
KB Financial Group Inc., ADR	South Korea	1,189,645	35,249,181
[a] Lloyds Banking Group PLC	United Kingdom	40,229,150	38,627,576
UniCredit SpA	Italy	8,365,386	39,177,918
United Overseas Bank Ltd.	Singapore	985,000	15,436,654

			296,591,707

Commercial Services & Supplies 0.5%
G4S PLC	United Kingdom	3,386,630	11,869,458

Communications Equipment 0.8%
Ericsson, B, ADR	Sweden	1,675,840	18,903,475

Computers & Peripherals 0.7%
Compal Electronics Inc.	Taiwan	28,536,431	16,044,006

Construction & Engineering 0.6%
Carillion PLC	United Kingdom	3,750,730	15,755,271

Construction Materials 0.5%
CRH PLC	Ireland	659,820	13,355,190

Containers & Packaging 0.8%
Rexam PLC	United Kingdom	2,719,161	19,744,640

Diversified Financial Services 3.7%
[a] ING Groep NV, IDR	Netherlands	6,729,094	61,312,475
ING U.S. Inc.	United States	1,076,240	29,123,054

			90,435,529

Diversified Telecommunication Services 5.9%
China Telecom Corp. Ltd., H	China	47,482,357	22,651,606
France Telecom SA	France	2,164,143	20,473,641
Singapore Telecommunications Ltd.	Singapore	9,394,000	27,946,641
[a] Telefonica SA, ADR	Spain	2,270,951	29,090,882

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2013 (unaudited) (continued)

Templeton Foreign Securities Fund	Country	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (continued)
Telenor ASA	Norway	1,413,644	$28,023,831
Vivendi SA	France	928,427	17,583,485

			145,770,086

Electrical Equipment 0.7%
Alstom SA	France	285,410	9,347,039
Shanghai Electric Group Co. Ltd.	China	23,792,000	7,960,371

			17,307,410

Electronic Equipment, Instruments & Components 2.0%
[a] Flextronics International Ltd.	Singapore	4,134,370	32,000,024
Kingboard Chemical Holdings Ltd.	Hong Kong	8,846,000	18,180,267

			50,180,291

Energy Equipment & Services 3.7%
Aker Solutions ASA	Norway	1,617,940	22,017,410
Ensign Energy Services Inc.	Canada	1,965,300	30,432,381
Fugro NV, IDR	Netherlands	120,800	6,549,018
Trican Well Service Ltd.	Canada	2,373,000	31,554,230

			90,553,039

Food & Staples Retailing 2.8%
Metro AG	Germany	374,380	11,851,421
Tesco PLC	United Kingdom	11,285,990	56,903,942

			68,755,363

Health Care Equipment & Supplies 1.0%
Getinge AB, B	Sweden	417,870	12,698,129
Nobel Biocare Holding AG	Switzerland	974,135	11,856,435

			24,554,564

Industrial Conglomerates 3.3%
Hutchison Whampoa Ltd.	Hong Kong	2,500,239	26,288,784
Koninklijke Philips NV	Netherlands	920,320	25,090,738
Siemens AG	Germany	285,414	28,847,683

			80,227,205

Insurance 10.1%
ACE Ltd.	United States	307,649	27,528,432
Aegon NV	Netherlands	6,126,220	40,979,383
AIA Group Ltd.	Hong Kong	9,767,000	41,367,718
Aviva PLC	United Kingdom	10,435,150	53,919,340
AXA SA	France	2,967,908	58,314,662
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	68,060	12,526,668
Swiss Re AG	Switzerland	174,680	12,996,776

			247,632,979

Leisure Equipment & Products 0.7%
Namco Bandai Holdings Inc.	Japan	977,800	15,871,136

Life Sciences Tools & Services 0.5%
Lonza Group AG	Switzerland	175,440	13,211,151

Metals & Mining 1.5%
POSCO	South Korea	136,907	35,772,706

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2013 (unaudited) (continued)

Templeton Foreign Securities Fund	Country	Shares	Value
Common Stocks (continued)
Multiline Retail 1.1%
Marks & Spencer Group PLC	United Kingdom	4,066,900	$26,654,883

Oil, Gas & Consumable Fuels 9.3%
BP PLC	United Kingdom	4,406,715	30,519,018
China Coal Energy Co. Ltd., H	China	11,902,000	6,230,329
Reliance Industries Ltd.	India	998,145	14,449,990
Royal Dutch Shell PLC, A	United Kingdom	16,803	536,588
Royal Dutch Shell PLC, B	United Kingdom	1,094,263	36,209,049
Statoil ASA	Norway	1,816,110	37,467,454
Suncor Energy Inc.	Canada	901,700	26,587,435
Talisman Energy Inc.	Canada	2,554,600	29,157,940
Total SA, B	France	979,926	47,838,402

			228,996,205

Pharmaceuticals 10.0%
GlaxoSmithKline PLC	United Kingdom	2,772,585	69,501,530
Novartis AG	Switzerland	417,200	29,628,110
Roche Holding AG	Switzerland	312,840	77,808,541
Sanofi	France	670,755	69,515,284

			246,453,465

Professional Services 1.1%
Hays PLC	United Kingdom	11,353,070	15,345,440
Randstad Holding NV	Netherlands	293,180	12,020,958

			27,366,398

Real Estate Management & Development 0.0%†
Cheung Kong (Holdings) Ltd.	Hong Kong	922	12,506

Semiconductors & Semiconductor Equipment 3.6%
Infineon Technologies AG	Germany	1,103,225	9,233,562
Samsung Electronics Co. Ltd.	South Korea	46,744	54,911,106
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	6,752,526	25,009,356

			89,154,024

Software 1.9%
Capcom Co. Ltd.	Japan	1,211,400	19,601,744
Trend Micro Inc.	Japan	868,100	27,568,455

			47,170,199

Specialty Retail 1.7%
Kingfisher PLC	United Kingdom	8,202,826	42,796,409

Trading Companies & Distributors 1.5%
ITOCHU Corp.	Japan	3,210,100	37,055,797

Wireless Telecommunication Services 2.6%
China Mobile Ltd.	China	2,340,000	24,498,353
Vodafone Group PLC, ADR	United Kingdom	1,340,319	38,520,768

			63,019,121

Total Common Stocks (Cost $2,147,274,347)			2,329,423,866

Preferred Stocks 0.6%
Metals & Mining 0.3%
Vale SA, ADR, pfd., A	Brazil	664,832	8,084,357

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2013 (unaudited) (continued)

Templeton Foreign Securities Fund	Country	Shares	Value
Preferred Stocks (continued)
Oil, Gas & Consumable Fuels 0.3%
Petroleo Brasileiro SA, ADR, pfd.	Brazil	517,880	$7,592,121

Total Preferred Stocks (Cost $12,298,386)			15,676,478

Total Investments before Short Term Investments (Cost $2,159,572,733)			2,345,100,344

Short Term Investments (Cost $141,356,648) 5.7%
Money Market Funds 5.7%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	United States	141,356,648	141,356,648

Total Investments (Cost $2,300,929,381) 100.9%			2,486,456,992
Other Assets, less Liabilities (0.9)%			(22,528,129)

Net Assets 100.0%			$2,463,928,863

See Abbreviations on page TF-28.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2013 (unaudited)

Templeton Foreign Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$2,159,572,733
Cost - Sweep Money Fund (Note 7)	141,356,648

Total cost of investments	$2,300,929,381

Value - Unaffiliated issuers	$2,345,100,344
Value - Sweep Money Fund (Note 7)	141,356,648

Total value of investments	2,486,456,992
Cash	138,779
Receivables:
Capital shares sold	1,033,839
Dividends	8,441,897
Other assets	709

Total assets	2,496,072,216

Liabilities:
Payables:
Investment securities purchased	26,990,472
Capital shares redeemed	1,801,998
Affiliates	2,572,459
Accrued expenses and other liabilities	778,424

Total liabilities	32,143,353

Net assets, at value	$2,463,928,863

Net assets consist of:
Paid-in capital	$2,316,573,510
Undistributed net investment income	40,124,481
Net unrealized appreciation (depreciation)	185,515,862
Accumulated net realized gain (loss)	(78,284,990)

Net assets, at value	$2,463,928,863

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2013 (unaudited)

Templeton Foreign Securities Fund
Class 1:
Net assets, at value	$258,659,185

Shares outstanding	17,725,899

Net asset value and maximum offering price per share	$14.59

Class 2:
Net assets, at value	$1,675,823,841

Shares outstanding	116,817,356

Net asset value and maximum offering price per share	$14.35

Class 3:
Net assets, at value	$86,449,312

Shares outstanding	6,049,050

Net asset value and maximum offering price per share[a]	$14.29

Class 4:
Net assets, at value	$442,996,525

Shares outstanding	30,644,319

Net asset value and maximum offering price per share	$14.46

aRedemption price is equal to net asset value less redemption fees retained by the Fund.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2013 (unaudited)

Templeton Foreign Securities Fund
Investment income:
Dividends (net of foreign taxes $5,158,240)	$52,406,093
Income from securities loaned	1,346,107

Total investment income	53,752,200

Expenses:
Management fees (Note 3a)	8,070,086
Administrative fees (Note 3b)	1,231,001
Distribution fees: (Note 3c)
Class 2	2,163,546
Class 3	112,971
Class 4	761,736
Unaffiliated transfer agent fees	1,296
Custodian fees (Note 4)	199,093
Reports to shareholders	268,577
Professional fees	58,726
Trustees’ fees and expenses	5,024
Other	25,570

Total expenses	12,897,626

Net investment income	40,854,574

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	30,704,381
Foreign currency transactions	(64,566)

Net realized gain (loss)	30,639,815

Net change in unrealized appreciation (depreciation) on:
Investments	(11,417,248)
Translation of other assets and liabilities denominated in foreign currencies	(18,333)

Net change in unrealized appreciation (depreciation)	(11,435,581)

Net realized and unrealized gain (loss)	19,204,234

Net increase (decrease) in net assets resulting from operations	$60,058,808

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton Foreign Securities Fund
	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012

Increase (decrease) in net assets:
Operations:
Net investment income	$40,854,574	$63,456,029
Net realized gain (loss) from investments and foreign currency transactions	30,639,815	19,998,467
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	(11,435,581)	333,368,769

Net increase (decrease) in net assets resulting from operations	60,058,808	416,823,265

Distributions to shareholders from:
Net investment income:
Class 1	(7,042,374)	(8,240,958)
Class 2	(42,339,120)	(51,055,731)
Class 3	(2,189,476)	(2,656,996)
Class 4	(10,745,373)	(11,448,483)

Total distributions to shareholders	(62,316,343)	(73,402,168)

Capital share transactions: (Note 2)
Class 1	(6,795,434)	(24,104,168)
Class 2	(67,775,181)	(174,931,568)
Class 3	(5,229,627)	(9,153,115)
Class 4	27,897,198	7,407,804

Total capital share transactions	(51,903,044)	(200,781,047)

Redemption fees	14,930	4,388

Net increase (decrease) in net assets	(54,145,649)	142,644,438
Net assets:
Beginning of period	2,518,074,512	2,375,430,074

End of period	$2,463,928,863	$2,518,074,512

Undistributed net investment income included in net assets:
End of period	$40,124,481	$61,586,250

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Templeton Foreign Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-one separate funds. The Templeton Foreign Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers four classes of shares: Class 1, Class 2, Class 3, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Financial Instrument Valuation (continued)

question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Lending

The Fund participates in an agency based securities lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in a non-registered money fund. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower. At June 30, 2013, the Fund had no securities on loan.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Income and Deferred Taxes (continued)

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2013, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Redemption Fees

Redemptions and exchanges of interests in an insurance company subaccount that invests in Class 3 shares of the Fund will be subject to a 1.0% short term trading fee if the interest in the subaccount has been held for less than 60 days. Such fees are retained by the Fund and accounted for as an addition to paid-in capital, allocated to each class of shares based upon the relative proportion of net assets of each class.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2013, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	201,469	$3,054,446	437,702	$5,851,468
Shares issued in reinvestment of distributions	468,554	7,042,374	676,598	8,240,958
Shares redeemed	(1,117,532)	(16,892,254)	(2,835,243)	(38,196,594)

Net increase (decrease)	(447,509)	$(6,795,434)	(1,720,943)	$(24,104,168)

Class 2 Shares:
Shares sold	5,425,802	$79,782,314	12,784,843	$164,850,484
Shares issued in reinvestment of distributions	2,864,622	42,339,120	4,261,747	51,055,731
Shares redeemed	(12,813,330)	(189,896,615)	(29,457,075)	(390,837,783)

Net increase (decrease)	(4,522,906)	$(67,775,181)	(12,410,485)	$(174,931,568)

Class 3 Shares:
Shares sold	382,643	$5,576,260	414,387	$5,363,853
Shares issued in reinvestment of distributions	148,742	2,189,476	222,529	2,656,996
Shares redeemed	(881,337)	(12,995,363)	(1,302,161)	(17,173,964)

Net increase (decrease)	(349,952)	$(5,229,627)	(665,245)	$(9,153,115)

Class 4 Shares:
Shares sold	2,731,226	$40,358,382	6,234,278	$81,740,548
Shares issued on reinvestment of distributions	721,650	10,745,373	947,722	11,448,483
Shares redeemed	(1,554,275)	(23,206,557)	(6,356,073)	(85,781,227)

Net increase (decrease)	1,898,601	$27,897,198	825,927	$7,407,804

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Investment Counsel, LLC (TIC)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees

The Fund pays an investment management fee to TIC based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $200 million
0.675%	Over $200 million, up to and including $1.3 billion
0.600%	Over $1.3 billion, up to and including $10 billion
0.580%	Over $10 billion, up to and including $15 billion
0.560%	Over $15 billion, up to and including $20 billion
0.540%	In excess of $20 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Board has adopted distribution plans for Class 2, Class 3, and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.25%, 0.35%, and 0.35% per year of its average daily net assets of Class 2, Class 3, and Class 4, respectively. Some distribution fees are not charged on shares held by affiliates. The Board has agreed to limit the current rate to 0.25% per year for Class 3.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2013, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At December 31, 2012, the Fund had capital loss carryforwards of $100,804,035 expiring in 2017.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

5. INCOME TAXES (continued)

At June 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$2,305,589,938

Unrealized appreciation	$437,073,201
Unrealized depreciation	(256,206,147)

Net unrealized appreciation (depreciation)	$180,867,054

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2013, aggregated $323,649,066 and $467,708,800, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended June 30, 2013, the Fund did not use the Global Credit Facility.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

10. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2013, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. The Fund is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on its financial statements.

12. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt
IDR - International Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Tax Information (unaudited)

Templeton Foreign Securities Fund

At December 31, 2012, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This written statement will allow shareholders of record on June 13, 2013, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, and foreign source income as reported by the Fund, to Class 1, Class 2, Class 3, and Class 4 shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Class 1	$0.0158	$0.4094
Class 2	$0.0158	$0.3739
Class 3	$0.0158	$0.3735
Class 4	$0.0158	$0.3653

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends.

TEMPLETON GLOBAL BOND SECURITIES FUND

This semiannual report for Templeton Global Bond Securities Fund covers the period ended June 30, 2013.

Performance Summary as of 6/30/13

Templeton Global Bond Securities Fund – Class 3 had a -1.69% total return for the six-month period ended 6/30/13.

Performance reflects the Fund’s Class 3 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Global Bond Securities Fund – Class 3

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

TGB-1

Fund Goal and Main Investments: Templeton Global Bond Securities Fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. For comparison, the Fund’s benchmarks, the J.P. Morgan (JPM) Global Government Bond Index (GGBI) and the Citigroup World Government Bond Index, had -5.80% and -5.66% total returns for the same period.1

Economic and Market Overview

The global economic recovery was mixed during the period under review. Emerging economies continued to lead the recovery, although they showed signs of slowing. The U.S. and the eurozone continued to experience growth that was slow by the standards of previous recoveries. As fears surrounding the issues of sovereign debt in Europe, the possibility of another recession in the U.S., and a potential “hard landing” in China eased, financial market performance was positive. Improving sentiment, relatively strong fundamentals, and continued provision of global liquidity supported risk assets as equity markets performed well and bond prices generally declined. Policymakers in the largest developed economies continued to increase their already unprecedented efforts to supply liquidity. Actions elsewhere in the world were mixed, with some policymakers less willing to reverse previous tightening efforts in response to the external environment.

The still-ongoing eurozone sovereign debt crisis led to periods of risk aversion, when yields declined, equity markets sold off and perceived safe haven assets rallied, alternating with periods of heightened risk appetite, where yields increased and investors again favored risk assets. This was particularly true during the second quarter of 2013, when volatility for global financial markets rose sharply as market participants became concerned about the U.S. Federal Reserve Board’s potentially scaling back the pace of its monetary easing. Against this backdrop, increased liquidity creation continued, in particular from the Bank of Japan’s commitment to increase inflation.

1. Source: © 2013 Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: All investments involve risks, including possible loss of principal. Currency rates may fluctuate significantly over short periods of time, and can reduce returns. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. Foreign securities involve special risks, including currency fluctuations and economic and political uncertainties. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. Investments in lower rated bonds include higher risk of default and loss of principal. Changes in interest rates will affect the value of the Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund is also nondiversified, which involves the risk of greater price fluctuation than a more diversified portfolio. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

TGB-2

Investment Strategy

We allocate the Fund’s assets among issuers, geographic regions, and currencies based upon our assessment of relative interest rates among currencies, our outlook for changes in interest rates and currencies, and credit risks. In considering these factors, we may evaluate a country’s changing market, economic and political conditions, such as inflation rate, growth prospects, global trade patterns and government policies. We seek to manage the Fund’s exposure to various currencies and may utilize currency forward contracts.

Manager’s Discussion

The Fund’s total return was influenced by various factors, including interest rate developments, currency movements and exposure to sovereign debt markets. During the period under review, interest rate and currency strategies contributed to relative performance, while contributions from sovereign debt were largely neutral.

Interest Rate Strategy

As part of the Fund’s interest rate strategy we use interest rate swaps to manage duration. We maintained a defensive posture with respect to interest rate risk in developed and emerging markets. Nevertheless, select duration exposures in Europe contributed to absolute and relative performance. At period-end, the Fund had a shorter duration position than the JPM GGBI, a stance arising from our assessment that there was limited scope for further global interest rate reductions. However, we maintained some duration exposure in countries where we believed long-term bond yields could benefit from declining risk premiums.

Currency Strategy

As part of the Fund’s investment strategy, we used currency forward contracts to hedge or gain exposure to various currencies, which sometimes resulted in net negative positions. Overall, our diversified currency exposure contributed to relative results, but detracted from absolute performance. Among currencies, the Fund’s underweighted and net negative exposure to the euro benefited relative results, but this effect was more than offset by its overweighted exposure to peripheral European currencies. The Japanese yen depreciated against the U.S. dollar during the period and the Fund’s net-negative and underweighted position in the yen supported absolute and relative performance. Conversely, the Fund’s currency exposures in Asia ex-Japan detracted from absolute and relative results.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

What is an interest rate swap?

An interest rate swap is an agreement between two parties to exchange interest rate obligations, generally one based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial paper, or other benchmarks).

What is duration?

Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

TGB-3

Global Sovereign Debt Strategy

The Fund purchased investment-grade and subinvestment-grade hard currency-denominated sovereign debt that typically seeks to compensate for greater credit risk by offering higher yields relative to U.S. Treasury and European benchmark bonds. Overall, the Fund’s sovereign credit exposures were largely neutral with respect to absolute and relative performance.

Thank you for your participation in Templeton Global Bond Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Currency Breakdown

Templeton Global Bond Securities Fund

6/30/13

% of Total Net Assets

Americas	71.5%

U.S. Dollar	49.6%

Mexican Peso	11.1%

Canadian Dollar	4.2%

Chilean Peso	3.9%

Brazilian Real	2.5%

Peruvian Nuevo Sol	0.2%

Asia Pacific	27.2%

South Korean Won	15.5%

Malaysian Ringgit	13.2%

Singapore Dollar	8.7%

Indonesian Rupiah	3.5%

Indian Rupee	2.4%

Philippine Peso	2.2%

Sri Lankan Rupee	1.2%

Japanese Yen*	-19.5%

Australia & New Zealand	3.7%

Australian Dollar	3.7%

Middle East & Africa	1.3%

New Israeli Shekel	1.3%

Europe*	-3.7%

Polish Zloty	10.2%

Swedish Krona	9.4%

Hungarian Forint	2.2%

Norwegian Krone	1.9%

Euro*	-27.4%

* A negative figure reflects net “short” exposure, designed to benefit if the value of the associated currency decreases. Conversely, the Fund’s value would potentially decline if the value of the associated currency increases.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

TGB-4

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•	Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Templeton Global Bond Securities Fund – Class 3

TGB-5

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 3	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Fund-Level Expenses Incurred During Period* 1/1/13–6/30/13
Actual	$1,000	$983.10	$3.88
Hypothetical (5% return before expenses)	$1,000	$1,020.88	$3.96

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 3 shares (0.79%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

TGB-6

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Templeton Global Bond Securities Fund

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31,
Class 1		2012	2011	2010	2009	2008

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$20.01	$18.61	$19.94	$17.72	$17.42	$17.00

Income from investment operations[a]:
Net investment income[b]	0.33	0.72	0.87	1.00	0.99	0.80
Net realized and unrealized gains (losses)	(0.63)	1.99	(0.92)	1.58	2.01	0.27

Total from investment operations	(0.30)	2.71	(0.05)	2.58	3.00	1.07

Less distributions from:
Net investment income and net foreign currency gains	(0.96)	(1.28)	(1.15)	(0.31)	(2.70)	(0.65)
Net realized gains	(0.24)	(0.03)	(0.13)	(0.05)	—	—

Total distributions	(1.20)	(1.31)	(1.28)	(0.36)	(2.70)	(0.65)

Redemption fees[c]	—	—	—	—	—	—

Net asset value, end of period	$18.51	$20.01	$18.61	$19.94	$17.72	$17.42

Total return[d]	(1.52)%	15.31%	(0.61)%	14.71%	18.98%	6.46%
Ratios to average net assets[e]
Expenses[f]	0.54%	0.55%	0.56%	0.55%	0.54%	0.58%
Net investment income	3.31%	3.71%	4.40%	5.27%	5.73%	4.66%

Supplemental data
Net assets, end of period (000’s)	$293,088	$307,142	$269,819	$272,232	$195,662	$220,588
Portfolio turnover rate	12.52%	43.26%	34.18%	8.77%	20.84%	28.46%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

TGB-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Global Bond Securities Fund

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31,
Class 2		2012	2011	2010	2009	2008

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$19.47	$18.15	$19.49	$17.34	$17.10	$16.72

Income from investment operations[a]:
Net investment income[b]	0.30	0.65	0.79	0.93	0.93	0.74
Net realized and unrealized gains (losses)	(0.60)	1.94	(0.89)	1.54	1.98	0.27

Total from investment operations	(0.30)	2.59	(0.10)	2.47	2.91	1.01

Less distributions from:
Net investment income and net foreign currency gains	(0.93)	(1.24)	(1.11)	(0.27)	(2.67)	(0.63)
Net realized gains	(0.24)	(0.03)	(0.13)	(0.05)	—	—

Total distributions	(1.17)	(1.27)	(1.24)	(0.32)	(2.67)	(0.63)

Redemption fees[c]	—	—	—	—	—	—

Net asset value, end of period	$18.00	$19.47	$18.15	$19.49	$17.34	$17.10

Total return[d]	(1.65)%	15.07%	(0.87)%	14.45%	18.68%	6.21%
Ratios to average net assets[e]
Expenses[f]	0.79%	0.80%	0.81%	0.80%	0.79%	0.83%
Net investment income	3.06%	3.46%	4.15%	5.02%	5.48%	4.41%

Supplemental data
Net assets, end of period (000’s)	$2,664,948	$2,418,229	$1,812,814	$1,490,794	$1,262,783	$793,773
Portfolio turnover rate	12.52%	43.26%	34.18%	8.77%	20.84%	28.46%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

TGB-8

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Global Bond Securities Fund

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31,
Class 3		2012	2011	2010	2009	2008

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$19.48	$18.15	$19.48	$17.33	$17.08	$16.70

Income from investment operations[a]:
Net investment income[b]	0.30	0.65	0.80	0.93	0.93	0.74
Net realized and unrealized gains (losses)	(0.61)	1.94	(0.90)	1.54	1.98	0.27

Total from investment operations	(0.31)	2.59	(0.10)	2.47	2.91	1.01

Less distributions from:
Net investment income and net foreign currency gains	(0.92)	(1.23)	(1.10)	(0.27)	(2.66)	(0.63)
Net realized gains	(0.24)	(0.03)	(0.13)	(0.05)	—	—

Total distributions	(1.16)	(1.26)	(1.23)	(0.32)	(2.66)	(0.63)

Redemption fees[c]	—	—	—	—	—	—

Net asset value, end of period	$18.01	$19.48	$18.15	$19.48	$17.33	$17.08

Total return[d]	(1.69)%	15.06%	(0.83)%	14.38%	18.69%	6.21%
Ratios to average net assets[e]
Expenses[f]	0.79%	0.80%	0.81%	0.80%	0.79%	0.83%
Net investment income	3.06%	3.46%	4.15%	5.02%	5.48%	4.41%

Supplemental data
Net assets, end of period (000’s)	$195,661	$198,077	$185,811	$183,380	$143,264	$128,155
Portfolio turnover rate	12.52%	43.26%	34.18%	8.77%	20.84%	28.46%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

TGB-9

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Global Bond Securities Fund

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31,
Class 4		2012	2011	2010	2009	2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$19.82	$18.44	$19.78	$17.61	$17.37	$18.00

Income from investment operations[b]:
Net investment income[c]	0.29	0.64	0.79	0.93	0.93	0.66
Net realized and unrealized gains (losses)	(0.62)	1.98	(0.91)	1.56	2.00	(0.64)

Total from investment operations	(0.33)	2.62	(0.12)	2.49	2.93	0.02

Less distributions from:
Net investment income and net foreign currency gains	(0.89)	(1.21)	(1.09)	(0.27)	(2.69)	(0.65)
Net realized gains	(0.24)	(0.03)	(0.13)	(0.05)	—	—

Total distributions	(1.13)	(1.24)	(1.22)	(0.32)	(2.69)	(0.65)

Redemption fees[d]	—	—	—	—	—	—

Net asset value, end of period	$18.36	$19.82	$18.44	$19.78	$17.61	$17.37

Total return[e]	(1.73)%	14.97%	(0.96)%	14.28%	18.58%	0.26%
Ratios to average net assets[f]
Expenses[g]	0.89%	0.90%	0.91%	0.90%	0.89%	0.93%
Net investment income	2.96%	3.36%	4.05%	4.92%	5.38%	4.31%

Supplemental data
Net assets, end of period (000’s)	$150,723	$163,241	$151,695	$150,891	$108,910	$43,069
Portfolio turnover rate	12.52%	43.26%	34.18%	8.77%	20.84%	28.46%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

TGB-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2013 (unaudited)

Templeton Global Bond Securities Fund	Principal Amount*		Value
Foreign Government and Agency Securities 70.3%
Australia 3.3%
New South Wales Treasury Corp.,
5.50%, 8/01/13	35,790,000	AUD	$32,812,885
senior note, 5.50%, 3/01/17	32,225,000	AUD	31,799,108
Queensland Treasury Corp.,
senior bond, 6.00%, 9/14/17	13,160,000	AUD	13,275,451
senior note, 6.00%, 8/14/13	24,450,000	AUD	22,452,481
senior note, 6.00%, 8/21/13	8,888,000	AUD	8,166,054

			108,505,979

Brazil 2.5%
Nota Do Tesouro Nacional,
10.00%, 1/01/14	7,100	[a] BRL	3,195,220
10.00%, 1/01/17	22,490	[a] BRL	9,841,300
[b] Index Linked, 6.00%, 5/15/15	30,226	[a] BRL	32,213,797
[b] Index Linked, 6.00%, 8/15/16	14,388	[a] BRL	15,347,068
[b] Index Linked, 6.00%, 5/15/17	202	[a] BRL	216,219
[b] Index Linked, 6.00%, 8/15/18	9,555	[a] BRL	10,349,601
[b] Index Linked, 6.00%, 5/15/45	10,825	[a] BRL	12,333,763

			83,496,968

Canada 2.7%
Government of Canada,
2.25%, 8/01/14	6,691,000	CAD	6,438,469
1.00%, 11/01/14	20,887,000	CAD	19,819,754
2.00%, 12/01/14	17,861,000	CAD	17,181,794
1.00%, 2/01/15	48,972,000	CAD	46,439,439

			89,879,456

Hungary 4.0%
Government of Hungary,
5.50%, 2/12/14	653,440,000	HUF	2,907,170
7.75%, 8/24/15	672,690,000	HUF	3,154,737
5.50%, 2/12/16	436,800,000	HUF	1,958,195
4.125%, 2/19/18	14,310,000		13,952,250
6.50%, 6/24/19	389,700,000	HUF	1,807,028
7.50%, 11/12/20	184,240,000	HUF	894,108
5.375%, 2/21/23	26,430,000		25,474,555
A, 8.00%, 2/12/15	280,000,000	HUF	1,301,648
A, 6.75%, 11/24/17	2,028,090,000	HUF	9,328,431
A, 7.00%, 6/24/22	386,240,000	HUF	1,812,276
B, 6.75%, 2/24/17	394,700,000	HUF	1,834,720
D, 6.75%, 8/22/14	1,856,440,000	HUF	8,427,237
E, 7.50%, 10/24/13	248,600,000	HUF	1,107,621
senior note, 3.50%, 7/18/16	1,055,000	EUR	1,357,963
senior note, 4.375%, 7/04/17	7,480,000	EUR	9,711,027
senior note, 6.25%, 1/29/20	6,420,000		6,736,987
senior note, 3.875%, 2/24/20	3,120,000	EUR	3,783,162
senior note, 6.375%, 3/29/21	14,820,000		15,505,425
[c] senior note, Reg S, 5.75%, 6/11/18	14,475,000	EUR	19,406,625

			130,461,165

Iceland 0.3%
[d] Government of Iceland, 144A, 5.875%, 5/11/22	7,660,000		8,155,334

TGB-11

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2013 (unaudited) (continued)

Templeton Global Bond Securities Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Indonesia 3.4%
Government of Indonesia,
FR20, 14.275%, 12/15/13	14,267,000,000	IDR	$1,494,678
FR31, 11.00%, 11/15/20	167,351,000,000	IDR	20,732,295
FR34, 12.80%, 6/15/21	207,810,000,000	IDR	28,171,804
FR35, 12.90%, 6/15/22	66,582,000,000	IDR	9,214,916
FR36, 11.50%, 9/15/19	30,075,000,000	IDR	3,730,996
FR39, 11.75%, 8/15/23	5,491,000,000	IDR	726,898
FR40, 11.00%, 9/15/25	46,856,000,000	IDR	6,015,837
FR43, 10.25%, 7/15/22	68,340,000,000	IDR	8,269,625
FR44, 10.00%, 9/15/24	4,454,000,000	IDR	534,756
FR46, 9.50%, 7/15/23	226,780,000,000	IDR	26,500,241
FR48, 9.00%, 9/15/18	16,920,000,000	IDR	1,873,790
FR49, 9.00%, 9/15/13	35,030,000,000	IDR	3,559,472

			110,825,308

Ireland 8.3%
Government of Ireland,
5.90%, 10/18/19	20,597,000	EUR	30,240,434
4.50%, 4/18/20	19,512,000	EUR	26,607,364
5.00%, 10/18/20	58,588,000	EUR	81,828,126
[c] Reg S, 5.50%, 10/18/17	27,708,700	EUR	39,922,053
senior bond, 4.50%, 10/18/18	8,090,000	EUR	11,252,151
senior bond, 4.40%, 6/18/19	20,943,000	EUR	28,637,244
senior bond, 5.40%, 3/13/25	40,422,910	EUR	57,210,161

			275,697,533

Israel 1.3%
Government of Israel, 3.50%, 9/30/13	154,649,000	ILS	42,764,834

Lithuania 1.2%
[d] Government of Lithuania, 144A,
6.75%, 1/15/15	19,480,000		20,784,478
7.375%, 2/11/20	12,690,000		15,122,483
6.125%, 3/09/21	3,240,000		3,625,041

			39,532,002

Malaysia 4.2%
Government of Malaysia,
3.434%, 8/15/14	56,480,000	MYR	17,941,530
3.741%, 2/27/15	54,225,000	MYR	17,315,821
3.835%, 8/12/15	31,650,000	MYR	10,128,260
4.72%, 9/30/15	230,000	MYR	75,209
3.197%, 10/15/15	9,330,000	MYR	2,946,753
senior bond, 3.461%, 7/31/13	29,150,000	MYR	9,228,810
senior bond, 8.00%, 10/30/13	250,000	MYR	80,439
senior bond, 5.094%, 4/30/14	185,235,000	MYR	59,619,112
senior bond, 3.814%, 2/15/17	18,885,000	MYR	6,046,033
senior bond, 4.24%, 2/07/18	44,360,000	MYR	14,481,915

			137,863,882

Mexico 6.3%
Government of Mexico,
8.00%, 12/19/13	10,300,200	[e] MXN	80,967,128
7.00%, 6/19/14	286,280	[e] MXN	2,271,577

TGB-12

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2013 (unaudited) (continued)

Templeton Global Bond Securities Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Mexico (continued)
Government of Mexico, (continued)
9.50%, 12/18/14	1,774,400	[e] MXN	$14,738,553
6.00%, 6/18/15	732,200	[e] MXN	5,825,629
8.00%, 12/17/15	4,996,150	[e] MXN	41,778,794
6.25%, 6/16/16	527,590	[e] MXN	4,270,328
7.25%, 12/15/16	250,000	[e] MXN	2,082,081
7.75%, 12/14/17	4,473,000	[e] MXN	38,145,121
[b]Mexican Udibonos, Index Linked,
4.50%, 12/18/14	217,505	[f] MXN	1,779,863
5.00%, 6/16/16	557,206	[f] MXN	4,779,078
3.50%, 12/14/17	558,642	[f] MXN	4,656,994
4.00%, 6/13/19	383,433	[f] MXN	3,290,103
2.50%, 12/10/20	301,977	[f] MXN	2,378,222

			206,963,471

Peru 0.1%
Government of Peru, senior bond, 7.84%, 8/12/20	11,090,000	PEN	4,597,845

Philippines 0.1%
Government of the Philippines, senior bond, 7.00%, 1/27/16	53,190,000	PHP	1,339,688
senior bond, 9.125%, 9/04/16	31,840,000	PHP	850,222
senior note, 6.25%, 1/27/14	35,720,000	PHP	845,417

			3,035,327

Poland 8.5%
Government of Poland,
5.00%, 10/24/13	146,830,000	PLN	44,479,749
5.75%, 4/25/14	336,990,000	PLN	103,783,997
5.50%, 4/25/15	27,650,000	PLN	8,681,235
6.25%, 10/24/15	75,580,000	PLN	24,288,617
5.75%, 9/23/22	48,750,000	PLN	16,209,540
[g]FRN, 3.98%, 1/25/17	59,279,000	PLN	17,729,299
[g]FRN, 3.98%, 1/25/21	60,135,000	PLN	17,569,155
Strip, 7/25/13	8,400,000	PLN	2,523,159
Strip, 1/25/14	49,315,000	PLN	14,611,247
Strip, 7/25/14	35,420,000	PLN	10,353,489
Strip, 7/25/15	21,675,000	PLN	6,129,685
Strip, 1/25/16	57,595,000	PLN	15,994,808

			282,353,980

Russia 1.9%
[d] Government of Russia, senior bond, 144A, 7.50%, 3/31/30	52,773,565		61,888,879

Serbia 0.7%
[d] Government of Serbia, senior note, 144A,
5.25%, 11/21/17	4,590,000		4,524,019
4.875%, 2/25/20	8,800,000		8,148,668
7.25%, 9/28/21	9,670,000		9,957,827

			22,630,514

Singapore 0.5%
Government of Singapore, senior note, 3.625%, 7/01/14	21,650,000	SGD	17,662,317

TGB-13

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2013 (unaudited) (continued)

Templeton Global Bond Securities Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Slovenia 0.4%
[d] Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	8,140,000		$7,522,540
5.85%, 5/10/23	5,030,000		4,693,921

			12,216,461

South Korea 12.4%
The Export-Import Bank of Korea, senior note,
4.625%, 2/20/17	230,000	EUR	326,837
[d] 144A, 1.45%, 5/19/14	40,580,000	SEK	6,053,736
Korea Monetary Stabilization Bond,
senior bond, 3.90%, 8/02/13	54,619,320,000	KRW	47,863,850
senior bond, 3.59%, 10/02/13	5,898,020,000	KRW	5,174,075
senior bond, 3.48%, 12/02/13	10,110,910,000	KRW	8,881,157
senior bond, 3.47%, 2/02/14	20,416,550,000	KRW	17,950,976
senior bond, 3.59%, 4/02/14	20,432,530,000	KRW	17,998,433
senior bond, 2.55%, 5/09/14	10,064,000,000	KRW	8,797,320
senior bond, 2.47%, 4/02/15	22,461,930,000	KRW	19,524,734
senior note, 3.28%, 6/02/14	24,224,170,000	KRW	21,309,281
senior note, 2.82%, 8/02/14	31,785,420,000	KRW	27,849,803
senior note, 2.78%, 10/02/14	13,357,000,000	KRW	11,687,905
senior note, 2.84%, 12/02/14	22,065,270,000	KRW	19,315,571
senior note, 2.74%, 2/02/15	47,745,950,000	KRW	41,709,898
senior note, 2.76%, 6/02/15	36,927,000,000	KRW	32,237,847
Korea Treasury Bond,
senior bond, 3.00%, 12/10/13	87,529,850,000	KRW	76,741,787
senior bond, 5.00%, 9/10/16	2,806,000,000	KRW	2,598,914
senior note, 3.25%, 12/10/14	13,830,700,000	KRW	12,189,790
senior note, 3.25%, 6/10/15	4,668,800,000	KRW	4,118,584
senior note, 2.75%, 12/10/15	32,942,000,000	KRW	28,693,339

			411,023,837

Sri Lanka 1.1%
Government of Sri Lanka,
A, 7.50%, 8/01/13	350,190,000	LKR	2,675,910
A, 7.00%, 3/01/14	43,380,000	LKR	324,810
A, 11.25%, 7/15/14	773,000,000	LKR	5,949,644
A, 11.75%, 3/15/15	8,520,000	LKR	66,056
A, 6.50%, 7/15/15	239,920,000	LKR	1,693,934
A, 11.00%, 8/01/15	1,349,700,000	LKR	10,351,972
A, 6.40%, 8/01/16	109,200,000	LKR	735,411
A, 5.80%, 1/15/17	112,300,000	LKR	728,445
A, 8.00%, 11/15/18	61,600,000	LKR	409,671
A, 9.00%, 5/01/21	861,720,000	LKR	5,748,022
B, 8.50%, 7/15/13	7,990,000	LKR	61,141
B, 11.75%, 4/01/14	68,370,000	LKR	527,428
B, 6.60%, 6/01/14	65,500,000	LKR	484,033
B, 6.40%, 10/01/16	119,100,000	LKR	797,012
B, 8.50%, 7/15/18	146,350,000	LKR	1,004,756
C, 8.50%, 4/01/18	241,930,000	LKR	1,665,908
D, 8.50%, 6/01/18	633,000,000	LKR	4,346,350

			37,570,503

TGB-14

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2013 (unaudited) (continued)

Templeton Global Bond Securities Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
[h]Supranational 0.5%
Inter-American Development Bank, senior note, 7.50%, 12/05/24	200,000,000	MXN	$16,309,351

Sweden 3.1%
Government of Sweden,
1.50%, 8/30/13	313,400,000	SEK	46,774,599
6.75%, 5/05/14	240,050,000	SEK	37,541,312
Kommuninvest I Sverige AB, 2.25%, 5/05/14	123,520,000	SEK	18,579,984

			102,895,895

Ukraine 2.7%
[d] Financing of Infrastructure Projects State Enterprise, 144A,
8.375%, 11/03/17	1,100,000		1,023,000
7.40%, 4/20/18	840,000		744,996
[d] Government of Ukraine,
144A, 9.25%, 7/24/17	25,000,000		25,125,000
144A, 7.75%, 9/23/20	17,227,000		15,819,037
senior bond, 144A, 6.58%, 11/21/16	12,541,000		11,726,149
senior bond, 144A, 7.80%, 11/28/22	4,720,000		4,225,462
senior note, 144A, 4.95%, 10/13/15	290,000	EUR	360,528
senior note, 144A, 6.25%, 6/17/16	8,760,000		8,212,500
senior note, 144A, 7.95%, 2/23/21	23,898,000		21,999,184

			89,235,856

Venezuela 0.4%
Government of Venezuela, 10.75%, 9/19/13	13,570,000		13,629,708

Vietnam 0.4%
[d] Government of Vietnam, 144A, 6.75%, 1/29/20	13,110,000		14,027,700

Total Foreign Government and Agency Securities (Cost $2,277,787,263)			2,323,224,105

Municipal Bonds (Cost $1,292,899) 0.1%
United States 0.1%
Bexar County Revenue, Venue Project, Refunding, Series A, BHAC Insured, 5.25%, 8/15/47	1,450,000		1,542,017

Total Investments before Short Term Investments (Cost $2,279,080,162)			2,324,766,122

Short Term Investments 24.8%
Foreign Government and Agency Securities 14.8%
Australia 0.3%
Government of Australia, 6.25%, 6/15/14	11,819,000	AUD	11,198,832

Canada 1.5%
[i] Canada Treasury Bill, 8/15/13	3,984,000	CAD	3,783,715
Government of Canada,
2.50%, 9/01/13	6,303,000	CAD	6,010,029
1.00%, 2/01/14	33,882,000	CAD	32,212,634
2.00%, 3/01/14	7,354,000	CAD	7,036,296

			49,042,674

Hungary 0.2%
[i] Hungary Treasury Bills, 7/17/13 - 1/08/14	1,333,170,000	HUF	5,832,396

Malaysia 4.7%
[i] Bank of Negara Monetary Notes, 7/04/13 - 6/19/14	493,860,000	MYR	153,740,625

TGB-15

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2013 (unaudited) (continued)

Templeton Global Bond Securities Fund	Principal Amount*		Value
Short Term Investments (continued)
Foreign Government and Agency Securities (continued)
Mexico 0.8%
[i] Mexico Treasury Bills, 9/19/13 - 4/30/14	35,512,120	[j] MXN	$26,650,458

Norway 1.2%
[i] Norway Treasury Bill, 9/18/13	244,187,000	NOK	40,081,285

Philippines 0.4%
[i] Philippine Treasury Bills, 7/10/13 - 4/02/14	544,760,000	PHP	12,558,611

Singapore 3.7%
Government of Singapore, senior bond, 0.25%, 2/01/14	21,600,000	SGD	17,045,413
[i] Monetary Authority of Singapore Treasury Bills, 7/05/13 - 8/12/13	42,856,000	SGD	33,812,158
[i] Singapore Treasury Bills, 7/11/13 - 5/02/14	91,885,000	SGD	72,445,446

			123,303,017

South Korea 1.4%
[i] Korea Monetary Stabilization Bonds, 7/09/13 - 9/10/13	40,357,400,000	KRW	35,225,240
Korea Monetary Stabilization Bond, senior note, 2.57%, 6/09/14	14,607,000,000	KRW	12,768,392

			47,993,632

Sri Lanka 0.0%†
[i] Sri Lanka Treasury Bills, 8/02/13 - 10/11/13	26,280,000	LKR	198,521

Sweden 0.6%
[i] Sweden Treasury Bills, 9/18/13 - 12/18/13	122,975,000	SEK	18,288,925

Total Foreign Government and Agency Securities (Cost $503,014,085)			488,888,976

Total Investments before Repurchase Agreements (Cost $2,782,094,247)			2,813,655,098

Repurchase Agreements (Cost $330,837,630) 10.0%
United States 10.0%
[k]JointRepurchase Agreement, 0.088%, 7/01/13 (Maturity Value $330,840,046)	330,837,630		330,837,630
Barclays Capital Inc. (Maturity Value $37,709,148)
BNP Paribas Securities Corp. (Maturity Value $41,900,892)
Credit Suisse Securities (USA) LLC (Maturity Value $52,375,288)
Deutsche Bank Securities Inc. (Maturity Value $41,725,547)
HSBC Securities (USA) Inc. (Maturity Value $89,038,981)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $41,900,892)
Morgan Stanley & Co. LLC (Maturity Value $26,189,298)

Collateralized by U.S. Government Agency Securities, 0.13% - 4.625%, 7/09/13 - 8/07/17; [i]U.S.Government Agency Discount Notes, 8/01/13 - 4/21/14; [i]U.S. Treasury Bills,
7/11/13 - 5/01/14; U.S. Treasury Notes, 0.125% - 4.625%, 6/30/13 - 4/30/20; U.S. Treasury Notes, Index Linked, 1.875% - 2.00%, 7/15/13 - 1/15/14; and U.S. Treasury Bonds, 8.75%, 5/15/17 (valued at $337,735,186)

Total Investments (Cost $3,112,931,877) 95.2%			3,144,492,728
Other Assets, less Liabilities 4.8%			159,928,271

Net Assets 100.0%			$3,304,420,999

See Abbreviations on page TGB-41.

TGB-16

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2013 (unaudited) (continued)

Templeton Global Bond Securities Fund

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aPrincipal amount is stated in 1,000 Brazilian Real Units.

bRedemption price at maturity is adjusted for inflation. See Note 1(g).

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2013, the aggregate value of these securities was $59,328,678, representing 1.8% of net assets.

dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust Board of Trustees. At June 30, 2013, the aggregate value of these securities was $253,740,482, representing 7.68% of net assets.

ePrincipal amount is stated in 100 Mexican Peso Units.

fPrincipal amount is stated in Unidad de Inversion Units.

gThe coupon rate shown represents the rate at period end.

hA supranational organization is an entity formed by two or more central governments through international treaties.

iThe security is traded on a discount basis with no stated coupon rate.

jPrincipal amount is stated in 10 Mexican Peso Units.

kSee Note 1(c) regarding joint repurchase agreement.

The accompanying notes are an integral part of these financial statements.

TGB-17

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2013 (unaudited) (continued)

Templeton Global Bond Securities Fund

At June 30, 2013, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Indian Rupee	CITI	Buy	34,491,000	611,098		7/03/13	$—	$(32,274)
Indian Rupee	DBAB	Buy	217,594,000	3,829,141		7/05/13	—	(178,847)
Indian Rupee	DBAB	Buy	80,138,000	1,413,025		7/08/13	—	(69,397)
Mexican Peso	CITI	Buy	215,143,730	16,658,309		7/10/13	—	(76,074)
Indian Rupee	DBAB	Buy	239,338,000	4,320,079		7/12/13	—	(310,194)
Malaysian Ringgit	DBAB	Buy	18,006,622	5,569,633		7/12/13	123,891	—
Malaysian Ringgit	DBAB	Buy	13,610,000	4,212,709		7/15/13	89,726	—
Euro	MSCO	Sell	9,679,000	11,861,324		7/16/13	—	(738,272)
Euro	UBSW	Sell	8,965,000	10,985,711		7/16/13	—	(684,439)
Euro	BZWS	Sell	2,243,000	2,748,348		7/16/13	—	(171,468)
Indian Rupee	DBAB	Buy	383,041,000	6,519,403		7/17/13	—	(107,816)
Euro	UBSW	Sell	8,965,000	11,027,847		7/18/13	—	(642,398)
Euro	BZWS	Sell	3,518,000	4,330,482		7/18/13	—	(249,096)
Indian Rupee	JPHQ	Buy	226,092,000	4,098,171		7/18/13	—	(314,395)
Malaysian Ringgit	DBAB	Buy	11,455,000	2,886,190	EUR	7/18/13	—	(136,699)
Malaysian Ringgit	DBAB	Buy	2,637,000	817,852		7/18/13	15,587	—
Euro	BZWS	Sell	2,638,000	3,257,930		7/19/13	—	(176,117)
Euro	MSCO	Sell	12,182,000	15,014,010		7/22/13	—	(844,243)
Euro	DBAB	Sell	1,935,000	2,384,800		7/22/13	—	(134,139)
Indian Rupee	JPHQ	Buy	152,363,000	2,784,295		7/22/13	—	(236,290)
Indian Rupee	DBAB	Buy	79,271,000	1,448,076		7/22/13	—	(122,407)
Malaysian Ringgit	DBAB	Buy	12,933,000	3,266,734	EUR	7/22/13	—	(166,176)
Malaysian Ringgit	DBAB	Buy	4,160,000	1,299,513		7/22/13	14,905	—
Euro	DBAB	Sell	1,759,000	2,165,048		7/23/13	—	(124,788)
Malaysian Ringgit	DBAB	Buy	16,628,000	4,242,270	EUR	7/25/13	—	(269,801)
Malaysian Ringgit	DBAB	Buy	5,058,000	1,571,686		7/25/13	26,128	—
Euro	CITI	Sell	1,935,410	2,512,356		7/26/13	—	(7,159)
Indian Rupee	DBAB	Buy	160,601,000	2,915,804		7/26/13	—	(232,008)
Indian Rupee	HSBC	Buy	531,272,000	9,661,154		7/29/13	—	(787,950)
Indian Rupee	JPHQ	Buy	181,822,000	3,310,881		7/29/13	—	(274,125)
Indian Rupee	DBAB	Buy	164,063,500	2,987,508		7/29/13	—	(247,351)
Japanese Yen	BZWS	Sell	1,079,470,000	12,020,824		7/29/13	1,136,663	—
Malaysian Ringgit	JPHQ	Buy	16,628,000	4,239,782	EUR	7/29/13	—	(268,094)
Malaysian Ringgit	JPHQ	Buy	5,318,000	1,645,879		7/29/13	33,609	—
Euro	JPHQ	Sell	11,263,000	13,984,141		7/31/13	—	(678,351)
Euro	DBAB	Sell	11,263,000	14,002,162		7/31/13	—	(660,330)
Indian Rupee	DBAB	Buy	511,691,981	9,294,450		7/31/13	—	(751,335)
Indian Rupee	DBAB	Buy	24,950,000	414,082		7/31/13	2,479	—
Malaysian Ringgit	HSBC	Buy	3,005,000	938,300		7/31/13	10,600	—
Chilean Peso	MSCO	Buy	1,963,430,000	4,072,239		8/01/13	—	(231,073)
Euro	UBSW	Sell	11,263,000	13,862,500		8/01/13	—	(800,062)
Euro	BZWS	Sell	282,898	348,064		8/01/13	—	(20,222)
Euro	HSBC	Sell	11,263,000	13,936,273		8/02/13	—	(726,360)
Euro	BZWS	Sell	2,762,518	3,415,149		8/05/13	—	(181,262)
Euro	BZWS	Sell	11,267,311	15,299,093		8/05/13	630,635	—
Euro	JPHQ	Sell	5,724,900	6,999,406		8/06/13	—	(453,647)
Indian Rupee	JPHQ	Buy	21,500,000	395,835		8/06/13	—	(37,262)
Malaysian Ringgit	JPHQ	Buy	1,100,000	346,533		8/06/13	692	—
Singapore Dollar	DBAB	Buy	6,207,000	5,019,408		8/07/13	—	(121,033)
Euro	CITI	Sell	1,210,637	1,511,093		8/08/13	—	(65,009)

TGB-18

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2013 (unaudited) (continued)

Templeton Global Bond Securities Fund

Forward Exchange Contracts (continued)

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	JPHQ	Sell	6,343,900	7,918,075		8/09/13	$—	$(340,952)
Euro	DBAB	Sell	4,845,000	6,054,603		8/09/13	—	(253,029)
Euro	CITI	Sell	351,512	439,288		8/09/13	—	(18,340)
South Korean Won	HSBC	Buy	21,363,430,000	18,697,208		8/09/13	—	(37,398)
Euro	GSCO	Sell	2,166,000	2,689,847		8/12/13	—	(130,076)
Euro	GSCO	Sell	28,210,000	37,811,274		8/12/13	1,084,572	—
Malaysian Ringgit	HSBC	Buy	6,100,000	1,936,692		8/12/13	—	(11,871)
Singapore Dollar	DBAB	Buy	12,363,000	9,995,957		8/12/13	—	(239,407)
South Korean Won	HSBC	Buy	11,980,000,000	818,171,884	JPY	8/12/13	2,212,330	—
Singapore Dollar	BZWS	Buy	1,717,028	1,386,713		8/13/13	—	(31,679)
Euro	GSCO	Sell	4,115,000	5,093,959		8/14/13	—	(263,427)
Euro	MSCO	Sell	1,962,500	2,500,765		8/15/13	—	(54,258)
Singapore Dollar	HSBC	Buy	3,667,000	2,945,169		8/15/13	—	(51,261)
Euro	BZWS	Sell	6,281,000	7,796,385		8/16/13	—	(381,029)
Indian Rupee	JPHQ	Buy	127,745,000	2,295,714		8/16/13	—	(169,014)
Euro	BZWS	Sell	7,066,000	8,714,321		8/19/13	—	(485,241)
Japanese Yen	DBAB	Sell	838,612,000	10,710,797		8/19/13	2,254,299	—
Polish Zloty	DBAB	Buy	59,155,000	13,912,277	EUR	8/19/13	—	(373,992)
Singapore Dollar	DBAB	Buy	7,334,000	5,939,904		8/19/13	—	(152,067)
Singapore Dollar	BZWS	Buy	4,886,000	3,949,559		8/19/13	—	(93,632)
Singapore Dollar	HSBC	Buy	3,667,000	2,945,382		8/19/13	—	(51,463)
Euro	JPHQ	Sell	7,851,000	9,758,557		8/20/13	—	(463,083)
Euro	BZWS	Sell	6,280,000	7,774,012		8/20/13	—	(402,259)
Euro	DBAB	Sell	3,964,000	4,908,907		8/20/13	—	(252,039)
Japanese Yen	HSBC	Sell	1,621,372,000	20,549,708		8/20/13	4,199,840	—
Japanese Yen	UBSW	Sell	758,781,000	9,637,150		8/20/13	1,985,624	—
Japanese Yen	JPHQ	Sell	377,047,000	4,776,828		8/20/13	974,697	—
Chilean Peso	MSCO	Buy	981,300,000	2,025,596		8/22/13	—	(112,009)
Japanese Yen	BZWS	Sell	376,247,000	4,759,608		8/22/13	965,506	—
Euro	BZWS	Sell	2,680,925	3,357,054		8/23/13	—	(133,437)
Japanese Yen	DBAB	Sell	371,821,000	4,706,893		8/23/13	957,405	—
Japanese Yen	CITI	Sell	751,731,000	9,510,165		8/23/13	1,929,619	—
Japanese Yen	HSBC	Sell	746,218,000	9,450,822		8/23/13	1,925,870	—
Euro	UBSW	Sell	13,581,483	16,993,151		8/26/13	—	(689,825)
Euro	BZWS	Sell	8,738,369	10,947,778		8/26/13	—	(429,505)
Japanese Yen	BZWS	Sell	1,085,075,000	13,771,735		8/26/13	2,829,545	—
Japanese Yen	JPHQ	Sell	750,133,000	9,515,832		8/26/13	1,951,288	—
Japanese Yen	UBSW	Sell	937,086,000	11,878,388		8/26/13	2,428,559	—
Malaysian Ringgit	HSBC	Buy	1,223,000	385,951		8/26/13	—	(366)
Singapore Dollar	DBAB	Buy	9,547,000	7,676,502		8/26/13	—	(142,160)
Swedish Krona	UBSW	Buy	30,000,000	3,540,032	EUR	8/26/13	—	(142,144)
Euro	HSBC	Sell	18,537,726	23,382,561		8/27/13	—	(753,519)
Euro	JPHQ	Sell	8,806,308	11,099,031		8/27/13	—	(366,764)
Euro	CITI	Sell	6,136,805	7,760,297		8/27/13	—	(229,810)
Japanese Yen	JPHQ	Sell	751,903,000	9,617,895		8/27/13	2,035,465	—
Japanese Yen	DBAB	Sell	685,950,000	8,769,048		8/27/13	1,851,709	—
Japanese Yen	HSBC	Sell	1,247,125,000	15,947,890		8/27/13	3,371,482	—
Malaysian Ringgit	JPHQ	Buy	8,340,000	2,649,301		8/27/13	—	(20,045)
Malaysian Ringgit	HSBC	Buy	2,087,700	663,057		8/27/13	—	(4,891)
Singapore Dollar	DBAB	Buy	5,952,000	4,795,746		8/27/13	—	(98,517)
Euro	DBAB	Sell	1,058,312	1,330,145		8/28/13	—	(47,782)

TGB-19

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2013 (unaudited) (continued)

Templeton Global Bond Securities Fund

Forward Exchange Contracts (continued)

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Indian Rupee	HSBC	Buy	75,970,000	1,345,376		8/28/13	$—	$(83,305)
Indian Rupee	DBAB	Buy	74,850,000	1,316,831		8/28/13	—	(73,367)
Euro	JPHQ	Sell	6,190,317	7,798,097		8/29/13	—	(261,758)
Indian Rupee	HSBC	Buy	164,063,500	2,900,186		8/30/13	—	(175,478)
Indian Rupee	DBAB	Buy	24,950,000	411,860		8/30/13	2,500	—
Japanese Yen	JPHQ	Sell	372,662,000	4,759,868		8/30/13	1,001,758	—
Singapore Dollar	DBAB	Buy	2,980,000	2,384,572		8/30/13	—	(32,786)
Indian Rupee	CITI	Buy	34,827,000	611,096		9/03/13	—	(33,057)
Euro	DBAB	Sell	541,000	682,607		9/04/13	—	(21,801)
Indian Rupee	HSBC	Buy	251,448,000	4,382,475		9/04/13	—	(209,722)
Indian Rupee	DBAB	Buy	88,183,000	1,533,823		9/06/13	—	(70,884)
Euro	DBAB	Sell	1,191,000	1,505,638		9/10/13	—	(45,143)
Euro	BZWS	Sell	1,033,224	1,308,010		9/10/13	—	(37,334)
Indian Rupee	DBAB	Buy	80,139,000	1,399,226		9/10/13	—	(70,552)
Euro	DBAB	Sell	8,105,300	10,410,447		9/11/13	—	(143,380)
Indian Rupee	DBAB	Buy	43,392,000	753,013		9/11/13	—	(33,700)
Indian Rupee	HSBC	Buy	42,784,000	742,011		9/11/13	—	(32,777)
Euro	BZWS	Sell	1,012,110	1,299,225		9/12/13	—	(18,639)
Euro	JPHQ	Sell	541,000	697,890		9/13/13	—	(6,547)
Indian Rupee	HSBC	Buy	108,000,000	1,803,442		9/13/13	—	(13,666)
Euro	BZWS	Sell	2,890,070	3,741,629		9/16/13	—	(21,590)
Euro	UBSW	Sell	2,694,506	3,486,152		9/17/13	—	(22,436)
Indian Rupee	JPHQ	Buy	230,330,000	3,878,001		9/17/13	—	(63,312)
Indian Rupee	DBAB	Buy	108,614,000	1,852,185		9/18/13	—	(53,613)
Japanese Yen	BZWS	Sell	285,057,504	3,654,583		9/18/13	779,592	—
Singapore Dollar	BZWS	Buy	21,427,761	17,128,506		9/18/13	—	(217,255)
Euro	BZWS	Sell	678,250	893,459		9/19/13	10,283	—
Singapore Dollar	JPHQ	Buy	5,686,000	4,648,463		9/19/13	—	(160,940)
Singapore Dollar	DBAB	Buy	7,978,100	6,391,684		9/19/13	—	(95,182)
Indian Rupee	DBAB	Buy	98,937,000	1,666,125		9/20/13	—	(28,299)
Hungary Forint	JPHQ	Buy	1,156,013,000	3,718,877	EUR	9/23/13	213,949	—
Euro	DBAB	Sell	8,070,000	10,481,881		9/24/13	—	(26,625)
Euro	BZWS	Sell	1,647,381	2,141,233		9/24/13	—	(3,936)
Philippine Peso	DBAB	Buy	165,158,000	3,950,959		9/24/13	—	(123,147)
Hungary Forint	JPHQ	Buy	925,405,000	2,975,100	EUR	9/25/13	172,982	—
Indian Rupee	JPHQ	Buy	79,054,000	1,301,515		9/25/13	6,163	—
Philippine Peso	JPHQ	Buy	531,600,000	12,090,061		9/25/13	230,562	—
Euro	DBAB	Sell	3,753,000	4,862,049		9/26/13	—	(25,038)
Malaysian Ringgit	HSBC	Buy	11,490,000	3,685,646		9/26/13	—	(69,880)
Malaysian Ringgit	DBAB	Buy	11,080,500	3,530,048		9/26/13	—	(43,147)
South Korean Won	HSBC	Buy	9,530,000,000	8,390,562		9/26/13	—	(81,931)
Euro	BZWS	Sell	12,170,000	15,836,213		9/27/13	—	(11,424)
Indian Rupee	HSBC	Buy	148,257,000	2,434,282		9/27/13	17,374	—
Japanese Yen	JPHQ	Sell	285,510,329	3,393,781		9/27/13	514,056	—
Chilean Peso	DBAB	Buy	1,252,750,000	2,588,326		9/30/13	—	(158,790)
Euro	DBAB	Sell	14,880,000	19,211,159		9/30/13	—	(165,732)
Euro	HSBC	Sell	5,430,000	6,985,586		9/30/13	—	(85,416)
Euro	MSCO	Sell	4,020,000	5,178,765		9/30/13	—	(56,121)
Indian Rupee	DBAB	Buy	24,950,000	409,763		9/30/13	2,635	—
Japanese Yen	JPHQ	Sell	172,207,000	2,223,676		9/30/13	486,705	—
Philippine Peso	HSBC	Buy	49,600,000	1,182,698		9/30/13	—	(33,351)

TGB-20

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2013 (unaudited) (continued)

Templeton Global Bond Securities Fund

Forward Exchange Contracts (continued)

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Philippine Peso	HSBC	Buy	39,700,000	951,787		10/03/13	$—	$(31,965)
Swedish Krona	DBAB	Buy	445,104,500	67,246,487		10/03/13	—	(1,023,428)
Philippine Peso	DBAB	Buy	195,560,000	4,678,469		10/04/13	—	(147,672)
Philippine Peso	HSBC	Buy	156,866,000	3,760,512		10/04/13	—	(126,191)
Euro	UBSW	Sell	6,370,000	8,249,978		10/07/13	—	(45,425)
Philippine Peso	HSBC	Buy	233,867,000	5,623,290		10/07/13	—	(205,685)
Euro	DBAB	Sell	12,680,000	16,621,324		10/09/13	108,471	—
Mexican Peso	DBAB	Buy	259,112,000	19,491,631		10/11/13	313,915	—
Philippine Peso	HSBC	Buy	134,895,000	3,245,711		10/11/13	—	(121,364)
Philippine Peso	JPHQ	Buy	76,627,000	1,844,611		10/11/13	—	(69,828)
Malaysian Ringgit	DBAB	Buy	16,369,588	5,226,922		10/16/13	—	(81,388)
Philippine Peso	DBAB	Buy	45,732,000	1,098,825		10/16/13	—	(39,839)
Euro	HSBC	Sell	12,569,000	16,339,700		10/17/13	—	(29,328)
Japanese Yen	JPHQ	Sell	1,233,160,000	14,010,085		10/18/13	1,569,621	—
Malaysian Ringgit	JPHQ	Buy	8,104,000	2,608,724		10/18/13	—	(61,639)
Chilean Peso	CITI	Buy	921,291,798	1,863,454		10/21/13	—	(80,970)
Singapore Dollar	JPHQ	Buy	5,740,000	4,638,384		10/21/13	—	(108,027)
Japanese Yen	BZWS	Sell	735,200,000	7,501,862		10/22/13	84,672	—
Malaysian Ringgit	HSBC	Buy	14,613,000	4,744,172		10/22/13	—	(152,342)
Malaysian Ringgit	DBAB	Buy	10,811,000	3,486,857		10/23/13	—	(89,916)
Malaysian Ringgit	HSBC	Buy	7,209,825	2,325,000		10/24/13	—	(59,717)
Euro	BZWS	Sell	649,907	847,752		10/25/13	1,319	—
Chilean Peso	CITI	Buy	2,420,966,000	4,975,269		10/28/13	—	(294,964)
Chilean Peso	DBAB	Buy	398,486,000	789,550		10/29/13	—	(19,268)
Chilean Peso	BZWS	Buy	199,342,000	395,834		10/29/13	—	(10,502)
Euro	DBAB	Sell	3,319,244	4,295,849		10/31/13	—	(27,250)
Malaysian Ringgit	JPHQ	Buy	7,468,000	2,411,911		10/31/13	—	(66,432)
Euro	DBAB	Sell	224,556	293,042		11/04/13	566	—
Euro	BZWS	Sell	1,581,109	2,058,304		11/05/13	—	(1,045)
Japanese Yen	CITI	Sell	341,992,119	4,281,752		11/08/13	830,941	—
Norwegian Krone	UBSW	Buy	47,173,200	6,327,302	EUR	11/08/13	—	(510,849)
Euro	JPHQ	Sell	8,969,211	11,484,850		11/12/13	—	(197,739)
Japanese Yen	HSBC	Sell	413,563,000	4,430,241		11/12/13	257,095	—
Japanese Yen	JPHQ	Sell	335,950,000	4,247,021		11/13/13	857,013	—
Euro	DBAB	Sell	10,778,730	13,760,342		11/15/13	—	(279,418)
Euro	MSCO	Sell	1,962,500	2,503,807		11/15/13	—	(52,434)
Japanese Yen	UBSW	Sell	340,600,700	4,303,774		11/15/13	866,771	—
Japanese Yen	CITI	Sell	429,663,000	5,432,068		11/15/13	1,096,336	—
Japanese Yen	MSCO	Sell	300,000,000	3,792,428		11/15/13	765,126	—
Euro	DBAB	Sell	3,953,398	5,079,088		11/19/13	—	(70,497)
Japanese Yen	DBAB	Sell	796,770,000	9,831,023		11/19/13	1,790,502	—
Japanese Yen	CITI	Sell	986,239,000	12,214,847		11/19/13	2,262,319	—
Malaysian Ringgit	DBAB	Buy	7,197,960	2,310,000		11/19/13	—	(51,738)
Euro	JPHQ	Sell	10,515,154	13,423,803		11/20/13	—	(273,018)
Euro	UBSW	Sell	4,794,427	6,137,346		11/20/13	—	(107,775)
Euro	DBAB	Sell	3,887,000	4,976,915		11/20/13	—	(86,211)
Japanese Yen	HSBC	Sell	207,909,000	2,574,119		11/20/13	476,007	—
Japanese Yen	UBSW	Sell	317,836,000	3,936,147		11/20/13	728,707	—
Japanese Yen	CITI	Sell	1,107,834,000	13,695,223		11/20/13	2,515,524	—
Japanese Yen	JPHQ	Sell	397,873,000	4,930,120		11/20/13	914,987	—
Malaysian Ringgit	HSBC	Buy	4,326,000	1,385,997		11/20/13	—	(28,849)

TGB-21

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2013 (unaudited) (continued)

Templeton Global Bond Securities Fund

Forward Exchange Contracts (continued)

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Sell	837,570	1,089,218		11/29/13	$—	$(1,838)
Euro	DBAB	Sell	5,440,000	7,093,515		12/03/13	6,973	—
Euro	UBSW	Sell	2,400,751	3,151,666		12/09/13	24,167	—
Euro	HSBC	Sell	2,155,292	2,834,855		12/09/13	27,121	—
Euro	JPHQ	Sell	5,095,000	6,650,580		12/13/13	13,091	—
Mexican Peso	CITI	Buy	95,083,400	7,278,666		12/16/13	—	(51,562)
Swedish Krona	MSCO	Buy	21,992,000	2,509,528	EUR	12/16/13	—	(2,437)
Malaysian Ringgit	JPHQ	Buy	13,361,013	4,305,837		12/17/13	—	(120,564)
Mexican Peso	CITI	Buy	45,585,080	3,403,269		12/23/13	59,508	—
Singapore Dollar	DBAB	Buy	8,589,700	6,838,933		12/23/13	—	(58,858)
Philippine Peso	JPHQ	Buy	497,600,000	11,283,447		12/26/13	203,988	—
Malaysian Ringgit	JPHQ	Buy	14,772,000	4,581,602		12/31/13	42,122	—
Euro	DBAB	Sell	2,285,618	3,003,759		1/07/14	25,734	—
Japanese Yen	DBAB	Sell	770,370,000	8,897,885		1/07/14	1,119,834	—
Malaysian Ringgit	DBAB	Buy	8,862,500	2,865,063		1/08/14	—	(92,219)
Swedish Krona	DBAB	Buy	136,332,733	15,821,369	EUR	1/09/14	—	(373,096)
Euro	CITI	Sell	5,040,000	6,611,220		1/10/14	44,273	—
Japanese Yen	CITI	Sell	138,680,000	1,589,474		1/10/14	189,238	—
Chilean Peso	MSCO	Buy	2,254,600,000	4,581,124		1/13/14	—	(259,092)
Euro	UBSW	Sell	15,572,000	20,393,838		1/13/14	103,667	—
Euro	JPHQ	Sell	937,000	1,226,767		1/14/14	5,857	—
Euro	DBAB	Sell	9,460,000	12,533,554		1/14/14	207,183	—
Japanese Yen	UBSW	Sell	415,980,000	4,756,980		1/14/14	556,671	—
Japanese Yen	HSBC	Sell	536,380,000	6,109,112		1/15/14	693,012	—
Japanese Yen	UBSW	Sell	707,660,000	7,973,544		1/16/14	827,856	—
Japanese Yen	DBAB	Sell	139,110,000	1,567,896		1/16/14	163,215	—
Malaysian Ringgit	JPHQ	Buy	1,856,000	604,856		1/16/14	—	(24,407)
Euro	DBAB	Sell	4,856,000	6,497,328		1/17/14	169,843	—
Japanese Yen	DBAB	Sell	719,030,000	8,111,032		1/17/14	850,444	—
Japanese Yen	JPHQ	Sell	1,305,790,000	14,747,457		1/17/14	1,561,912	—
Chilean Peso	DBAB	Buy	2,227,910,000	4,528,272		1/22/14	—	(261,290)
Euro	JPHQ	Sell	300,000	403,658		1/22/14	12,738	—
Chilean Peso	DBAB	Buy	3,160,140,000	6,428,929		1/24/14	—	(377,726)
Japanese Yen	UBSW	Sell	944,420,000	10,705,282		1/27/14	1,167,591	—
Chilean Peso	DBAB	Buy	1,967,720,000	4,001,871		1/28/14	—	(235,499)
Euro	CITI	Sell	4,998,400	6,690,208		1/28/14	176,715	—
Japanese Yen	DBAB	Sell	897,860,782	10,026,363		1/28/14	958,761	—
Japanese Yen	HSBC	Sell	1,162,462,488	12,988,408		1/28/14	1,248,562	—
Chilean Peso	DBAB	Buy	635,690,000	1,295,608		1/29/14	—	(78,970)
Chilean Peso	JPHQ	Buy	675,370,000	1,372,703		1/30/14	—	(80,253)
Malaysian Ringgit	JPHQ	Buy	11,703,000	3,767,869		1/30/14	—	(110,554)
Chilean Peso	DBAB	Buy	1,271,380,000	2,582,793		1/31/14	—	(150,009)
Euro	DBAB	Sell	65,773,000	88,728,713		1/31/14	3,017,241	—
Chilean Peso	DBAB	Buy	1,186,400,000	2,402,106		2/03/14	—	(132,618)
Euro	UBSW	Sell	5,540,000	7,513,071		2/03/14	293,533	—
Malaysian Ringgit	JPHQ	Buy	9,715,000	3,085,596		2/04/14	—	(50,354)
Malaysian Ringgit	HSBC	Buy	19,888,085	6,268,900		2/06/14	—	(55,951)
Singapore Dollar	HSBC	Buy	6,206,000	5,016,571		2/07/14	—	(117,811)
Euro	CITI	Sell	6,572,000	8,899,605		2/10/14	334,817	—
Euro	UBSW	Sell	4,929,000	6,673,472		2/10/14	249,881	—
Euro	HSBC	Sell	1,800,000	2,434,230		2/10/14	88,427	—

TGB-22

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2013 (unaudited) (continued)

Templeton Global Bond Securities Fund

Forward Exchange Contracts (continued)

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	CITI	Sell	366,860,000	3,724,013		2/10/14	$18,459	$—
Chilean Peso	BZWS	Buy	1,142,900,000	2,317,315		2/11/14	—	(132,804)
Euro	BZWS	Sell	1,412,000	1,907,753		2/11/14	67,589	—
Euro	DBAB	Sell	1,738,000	2,332,274		2/11/14	67,257	—
Polish Zloty	DBAB	Buy	17,528,000	4,075,237	EUR	2/11/14	—	(109,339)
Polish Zloty	BZWS	Buy	17,528,000	4,066,538	EUR	2/11/14	—	(98,003)
Chilean Peso	DBAB	Buy	1,145,000,000	2,318,283		2/12/14	—	(129,978)
Japanese Yen	JPHQ	Sell	1,034,700,000	11,130,223		2/12/14	678,740	—
Japanese Yen	GSCO	Sell	394,373,000	4,248,793		2/12/14	265,240	—
Japanese Yen	HSBC	Sell	1,035,240,000	11,130,177		2/12/14	673,240	—
Euro	UBSW	Sell	657,000	881,234		2/13/14	25,000	—
Japanese Yen	JPHQ	Sell	686,710,000	7,420,122		2/13/14	483,594	—
Japanese Yen	CITI	Sell	1,371,360,000	14,840,354		2/13/14	988,106	—
Chilean Peso	MSCO	Buy	2,590,220,000	5,239,648		2/14/14	—	(290,262)
Chilean Peso	DBAB	Buy	964,250,000	1,956,001		2/14/14	—	(113,515)
Malaysian Ringgit	DBAB	Buy	97,443,480	30,906,965		2/14/14	—	(478,887)
Polish Zloty	DBAB	Buy	17,528,000	4,068,048	EUR	2/14/14	—	(100,961)
Chilean Peso	DBAB	Buy	2,188,820,000	4,439,527		2/18/14	—	(258,821)
Japanese Yen	JPHQ	Sell	831,970,000	8,977,211		2/18/14	572,881	—
Japanese Yen	GSCO	Sell	123,057,280	1,322,059		2/18/14	78,969	—
Euro	JPHQ	Sell	3,942,000	5,268,404		2/19/14	130,799	—
Japanese Yen	GSCO	Sell	687,820,000	7,420,129		2/19/14	471,877	—
Japanese Yen	CITI	Sell	684,870,000	7,420,164		2/19/14	501,712	—
Malaysian Ringgit	HSBC	Buy	4,899,000	1,551,593		2/19/14	—	(22,215)
Chilean Peso	CITI	Buy	2,285,090,000	4,646,381		2/20/14	—	(282,677)
Chilean Peso	JPHQ	Buy	1,055,800,000	2,145,935		2/21/14	—	(129,938)
Euro	GSCO	Sell	2,038,000	2,728,067		2/21/14	71,909	—
Chilean Peso	JPHQ	Buy	1,792,000,000	3,635,257		2/24/14	—	(214,558)
Chilean Peso	MSCO	Buy	1,273,240,000	2,575,584		2/24/14	—	(145,131)
Japanese Yen	HSBC	Sell	385,460,000	4,124,773		2/24/14	230,675	—
Chilean Peso	DBAB	Buy	1,455,470,000	2,942,721		2/25/14	—	(164,695)
Japanese Yen	JPHQ	Sell	385,700,000	4,160,621		2/25/14	264,052	—
Japanese Yen	BZWS	Sell	343,460,000	3,710,113		2/25/14	240,277	—
Chilean Peso	MSCO	Buy	1,559,200,000	3,152,128		2/26/14	—	(176,413)
Chilean Peso	DBAB	Buy	1,435,490,000	2,899,980		2/26/14	—	(160,364)
Chilean Peso	DBAB	Buy	2,094,920,000	4,235,584		2/27/14	—	(237,857)
Euro	DBAB	Sell	1,530,900	2,024,646		2/27/14	29,323	—
Japanese Yen	BZWS	Sell	1,576,550,000	16,929,882		2/27/14	1,002,250	—
Japanese Yen	DBAB	Sell	229,660,000	2,508,999		2/27/14	188,781	—
Chilean Peso	DBAB	Buy	790,050,000	1,595,158		2/28/14	—	(87,661)
Chilean Peso	JPHQ	Buy	593,800,000	1,200,445		2/28/14	—	(67,413)
Singapore Dollar	DBAB	Buy	2,980,000	2,407,692		2/28/14	—	(55,359)
Chilean Peso	DBAB	Buy	1,253,970,000	2,533,529		3/03/14	—	(141,547)
Euro	DBAB	Sell	2,579,651	3,394,176		3/03/14	31,861	—
Japanese Yen	JPHQ	Sell	401,100,000	4,410,794		3/03/14	358,346	—
Japanese Yen	UBSW	Sell	447,200,000	4,864,571		3/04/14	346,303	—
Japanese Yen	HSBC	Sell	400,800,000	4,401,977		3/04/14	352,510	—
Chilean Peso	BZWS	Buy	3,010,700,000	6,079,152		3/05/14	—	(337,316)
Chilean Peso	DBAB	Buy	1,253,970,000	2,526,637		3/05/14	—	(135,137)
Euro	DBAB	Sell	1,536,000	2,000,640		3/05/14	—	(1,407)
Chilean Peso	DBAB	Buy	1,328,230,000	2,673,840		3/06/14	—	(140,970)

TGB-23

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2013 (unaudited) (continued)

Templeton Global Bond Securities Fund

Forward Exchange Contracts (continued)

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Chilean Peso	DBAB	Buy	1,320,220,000	2,665,765		3/07/14	$—	$(148,423)
Euro	BZWS	Sell	3,441,044	4,502,400		3/07/14	17,231	—
Japanese Yen	BZWS	Sell	1,712,605,900	17,274,115		3/07/14	—	(29,769)
Chilean Peso	MSCO	Buy	662,100,000	1,337,576		3/10/14	—	(75,491)
Euro	BZWS	Sell	3,785,232	4,931,173		3/10/14	—	(2,716)
Euro	CITI	Sell	31,404,613	41,028,557		3/10/14	93,982	—
Euro	MSCO	Sell	5,225,000	6,827,769		3/10/14	17,204	—
Euro	GSCO	Sell	21,480,000	28,010,350		3/10/14	12,085	—
Euro	HSBC	Sell	1,844,000	2,406,420		3/10/14	2,845	—
Mexican Peso	HSBC	Buy	135,500,950	10,314,452		3/10/14	—	(87,714)
Singapore Dollar	CITI	Buy	21,075,381	16,932,505		3/11/14	—	(296,002)
Chilean Peso	DBAB	Buy	1,284,460,000	2,596,967		3/13/14	—	(149,289)
Mexican Peso	CITI	Buy	25,894,900	1,967,204		3/14/14	—	(13,478)
Singapore Dollar	HSBC	Buy	10,521,600	8,436,177		3/14/14	—	(130,605)
Euro	BZWS	Sell	1,161,439	1,511,346		3/17/14	—	(2,608)
Japanese Yen	CITI	Sell	286,112,008	2,988,583		3/17/14	97,400	—
Chilean Peso	DBAB	Buy	2,600,220,000	5,271,072		3/18/14	—	(318,561)
Euro	CITI	Sell	861,168	1,117,955		3/18/14	—	(4,598)
Hungary Forint	DBAB	Buy	2,348,675,000	7,437,753	EUR	3/19/14	421,633	—
Hungary Forint	JPHQ	Buy	703,907,450	2,231,326	EUR	3/19/14	123,496	—
Japanese Yen	CITI	Sell	1,866,452,000	19,634,407		3/19/14	773,307	—
Japanese Yen	MSCO	Sell	575,230,000	6,012,962		3/19/14	200,077	—
Singapore Dollar	HSBC	Buy	9,120,000	7,310,328		3/19/14	—	(111,124)
Hungary Forint	JPHQ	Buy	1,177,657,000	3,718,878	EUR	3/20/14	224,670	—
Chilean Peso	JPHQ	Buy	1,065,000,000	2,153,691		3/21/14	—	(125,849)
Euro	BZWS	Sell	744,197	966,414		3/21/14	—	(3,683)
Hungary Forint	JPHQ	Buy	1,171,335,000	3,718,878	EUR	3/21/14	196,998	—
Japanese Yen	DBAB	Sell	725,287,000	7,682,067		3/24/14	352,357	—
Japanese Yen	BZWS	Sell	740,940,000	7,832,595		3/24/14	344,697	—
Mexican Peso	CITI	Buy	75,637,200	5,547,527		3/24/14	154,404	—
Japanese Yen	BZWS	Sell	242,774,840	2,559,566		3/25/14	106,067	—
Euro	DBAB	Sell	2,736,000	3,554,748		3/26/14	—	(11,881)
Euro	CITI	Sell	1,532,964	1,993,926		3/26/14	—	(4,434)
Malaysian Ringgit	DBAB	Buy	8,012,500	2,524,576		3/26/14	—	(27,796)
Malaysian Ringgit	HSBC	Buy	7,634,000	2,404,107		3/26/14	—	(25,271)
Chilean Peso	DBAB	Buy	1,330,940,000	2,695,302		4/04/14	—	(164,623)
Euro	DBAB	Sell	6,200,000	7,980,330		4/04/14	—	(102,499)
Euro	HSBC	Sell	8,692,000	11,359,314		4/10/14	27,189	—
Euro	UBSW	Sell	4,346,000	5,690,001		4/11/14	23,895	—
Euro	DBAB	Sell	7,243,000	9,479,276		4/11/14	36,201	—
Chilean Peso	MSCO	Buy	2,645,530,000	5,408,423		4/14/14	—	(383,144)
Euro	JPHQ	Sell	3,907,000	5,120,878		4/14/14	27,002	—
Euro	HSBC	Sell	6,919,000	9,056,487		4/16/14	35,482	—
Chilean Peso	MSCO	Buy	2,370,410,000	4,812,527		4/21/14	—	(312,973)
Japanese Yen	JPHQ	Sell	421,090,000	4,322,751		4/21/14	65,216	—
Japanese Yen	BZWS	Sell	700,840,000	7,204,618		4/21/14	118,600	—
Malaysian Ringgit	JPHQ	Buy	15,728,213	5,098,286		4/21/14	—	(202,503)
Japanese Yen	CITI	Sell	261,800,000	2,675,387		4/22/14	28,348	—
Japanese Yen	JPHQ	Sell	496,560,000	5,072,581		4/22/14	51,901	—
Euro	DBAB	Sell	4,545,000	5,957,132		4/23/14	31,035	—
Euro	BZWS	Sell	4,954,399	6,471,436		4/25/14	11,437	—

TGB-24

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2013 (unaudited) (continued)

Templeton Global Bond Securities Fund

Forward Exchange Contracts (continued)

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Chilean Peso	JPHQ	Buy	1,501,938,000	3,023,529		4/28/14	$—	$(174,501)
Euro	BZWS	Sell	6,575,679	8,576,001		4/30/14	1,701	—
Swedish Krona	BZWS	Buy	122,773,200	14,205,258	EUR	4/30/14	—	(339,130)
Euro	GSCO	Sell	2,990,000	3,933,644		5/07/14	34,651	—
Euro	BZWS	Sell	1,259,000	1,652,249		5/07/14	10,499	—
Euro	GSCO	Sell	2,045,000	2,678,152		5/08/14	11,429	—
Chilean Peso	MSCO	Buy	1,150,200,000	2,333,063		5/12/14	—	(154,269)
Euro	UBSW	Sell	629,000	830,516		5/12/14	10,262	—
Euro	GSCO	Sell	1,259,000	1,663,328		5/12/14	21,515	—
Japanese Yen	CITI	Sell	366,861,000	3,718,550		5/12/14	7,974	—
Euro	CITI	Sell	5,658,426	7,468,274		5/13/14	89,285	—
Japanese Yen	GSCO	Sell	490,555,000	4,954,250		5/13/14	—	(7,501)
Japanese Yen	UBSW	Sell	366,681,000	3,702,540		5/13/14	—	(6,280)
Japanese Yen	CITI	Sell	366,680,000	3,644,713		5/14/14	—	(64,160)
Euro	BZWS	Sell	2,270,980	2,955,839		5/16/14	—	(5,748)
Euro	GSCO	Sell	4,454,000	5,771,271		5/20/14	—	(37,372)
Euro	BZWS	Sell	11,375,532	14,643,154		5/21/14	—	(192,255)
Chilean Peso	MSCO	Buy	420,740,000	836,794		5/22/14	—	(40,585)
Malaysian Ringgit	HSBC	Buy	298,500	96,950		5/22/14	—	(4,154)
Euro	JPHQ	Sell	4,730,771	6,116,461		5/23/14	—	(53,272)
Malaysian Ringgit	HSBC	Buy	1,229,300	397,484		5/28/14	—	(15,423)
Euro	BZWS	Sell	2,836,669	3,664,976		5/30/14	—	(34,722)
Euro	GSCO	Sell	463,000	596,969		5/30/14	—	(6,894)
Euro	BZWS	Sell	7,110,391	9,268,679		6/05/14	—	(5,407)
Euro	BZWS	Sell	785,200	1,025,825		6/05/14	1,688	—
Euro	GSCO	Sell	2,033,100	2,667,793		6/09/14	15,939	—
Japanese Yen	JPHQ	Sell	1,375,900,000	13,819,113		6/09/14	—	(103,970)
Japanese Yen	CITI	Sell	1,370,500,000	13,819,704		6/09/14	—	(48,736)
Japanese Yen	HSBC	Sell	2,052,400,000	20,729,219		6/09/14	—	(39,540)
Mexican Peso	CITI	Buy	78,317,430	5,917,359		6/09/14	—	(50,377)
Japanese Yen	HSBC	Sell	1,798,900,000	18,596,742		6/10/14	392,901	—
Japanese Yen	JPHQ	Sell	1,219,900,000	12,397,806		6/10/14	53,115	—
Japanese Yen	BZWS	Sell	1,689,110,000	17,356,925		6/10/14	264,097	—
Mexican Peso	CITI	Buy	78,230,000	5,901,657		6/10/14	—	(41,701)
Swedish Krona	DBAB	Buy	41,300,000	4,737,325	EUR	6/10/14	—	(67,611)
Euro	GSCO	Sell	8,105,300	10,738,712		6/11/14	166,481	—
Japanese Yen	DBAB	Sell	595,700,000	6,199,009		6/11/14	170,762	—
Japanese Yen	JPHQ	Sell	1,666,680,000	17,356,983		6/11/14	490,844	—
Polish Zloty	CITI	Buy	5,990,000	1,365,927	EUR	6/11/14	—	(15,429)
Swedish Krona	MSCO	Buy	13,064,000	1,488,181	EUR	6/11/14	—	(7,972)
Mexican Peso	CITI	Buy	159,085,880	12,019,635		6/12/14	—	(104,966)
Polish Zloty	DBAB	Buy	30,704,000	7,052,392	EUR	6/12/14	—	(145,912)
Swedish Krona	MSCO	Buy	42,305,800	4,810,926	EUR	6/12/14	—	(15,137)
Euro	DBAB	Sell	8,383,000	11,130,528		6/13/14	195,909	—
Mexican Peso	CITI	Buy	99,058,800	7,396,698		6/13/14	21,665	—
Swedish Krona	BZWS	Buy	24,372,000	2,756,016	EUR	6/13/14	11,414	—
Swedish Krona	MSCO	Buy	6,662,000	754,644	EUR	6/13/14	1,428	—
Japanese Yen	CITI	Sell	310,702,000	3,270,547		6/16/14	126,096	—
Swedish Krona	MSCO	Buy	21,328,100	2,430,774	EUR	6/16/14	—	(15,024)
Japanese Yen	JPHQ	Sell	702,800,000	7,438,218		6/17/14	325,427	—
Euro	BZWS	Sell	1,124,367	1,509,688		6/20/14	43,006	—

TGB-25

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2013 (unaudited) (continued)

Templeton Global Bond Securities Fund

Forward Exchange Contracts (continued)

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Mexican Peso	CITI	Buy	61,535,000	4,622,938		6/20/14	$—	$(17,297)
Singapore Dollar	HSBC	Buy	6,864,000	5,451,946		6/20/14	—	(33,154)
Philippine Peso	JPHQ	Buy	392,700,000	8,866,561		6/25/14	142,116	—
South Korean Won	DBAB	Buy	21,440,000,000	18,351,451		6/27/14	208,994	—
Swedish Krona	UBSW	Buy	302,991,000	34,200,332	EUR	6/30/14	201,090	—

Unrealized appreciation (depreciation)							83,119,948	(38,649,897)

Net unrealized appreciation (depreciation)							$44,470,051

*In U.S. dollars unless otherwise indicated.

At June 30, 2013, the Fund had the following interest rate swap contracts outstanding. See Note 1(d).

Interest Rate Swap Contracts

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 3.558%	JPHQ	3/4/21	$3,240,000	$—	$(334,030)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 3.523%	DBAB	3/28/21	14,630,000	—	(1,434,821)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 4.347%	CITI	2/25/41	7,460,000	—	(1,396,918)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 4.349%	JPHQ	2/25/41	7,460,000	—	(1,400,749)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 4.320%	JPHQ	2/28/41	5,600,000	—	(1,025,404)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 4.299%	JPHQ	3/1/41	1,870,000	—	(331,896)

Unrealized appreciation (depreciation)				—	(5,923,818)

Net unrealized appreciation (depreciation)					$(5,923,818)

See Abbreviations on page TGB-41.

The accompanying notes are an integral part of these financial statements.

TGB-26

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2013 (unaudited)

Templeton Global Bond Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$2,782,094,247
Cost - Repurchase agreements	330,837,630

Total cost of investments	$3,112,931,877

Value - Unaffiliated issuers	$2,813,655,098
Value - Repurchase agreements	330,837,630

Total value of investments	3,144,492,728
Cash	750,000
Restricted cash (Note 1e)	4,740,000
Foreign currency, at value (cost $86,772,148)	86,706,193
Receivables:
Capital shares sold	2,076,652
Interest	35,676,654
Due from brokers	6,700,000
Unrealized appreciation on forward exchange contracts	83,119,948
Other assets	859

Total assets	3,364,263,034

Liabilities:
Payables:
Capital shares redeemed	3,627,753
Affiliates	2,565,780
Due to brokers	4,740,000
Unrealized depreciation on forward exchange contracts	38,649,897
Unrealized depreciation on OTC swap contracts	5,923,818
Deferred tax	3,184,327
Accrued expenses and other liabilities	1,150,460

Total liabilities	59,842,035

Net assets, at value	$3,304,420,999

Net assets consist of:
Paid-in capital	$3,205,584,022
Undistributed net investment income	4,916,414
Net unrealized appreciation (depreciation)	65,862,787
Accumulated net realized gain (loss)	28,057,776

Net assets, at value	$3,304,420,999

The accompanying notes are an integral part of these financial statements.

TGB-27

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2013 (unaudited)

Templeton Global Bond Securities Fund
Class 1:
Net assets, at value	$293,088,498

Shares outstanding	15,833,834

Net asset value and maximum offering price per share	$18.51

Class 2:
Net assets, at value	$2,664,948,298

Shares outstanding	148,082,744

Net asset value and maximum offering price per share	$18.00

Class 3:
Net assets, at value	$195,661,365

Shares outstanding	10,862,798

Net asset value and maximum offering price per share[a]	$18.01

Class 4:
Net assets, at value	$150,722,838

Shares outstanding	8,209,000

Net asset value and maximum offering price per share	$18.36

aRedemption price is equal to net asset value less redemption fees retained by the Fund.

The accompanying notes are an integral part of these financial statements.

TGB-28

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2013 (unaudited)

Templeton Global Bond Securities Fund
Investment income:
Interest (net of foreign taxes of $1,628,787)	$62,844,852

Expenses:
Management fees (Note 3a)	7,481,365
Distribution fees: (Note 3c)
Class 2	3,253,013
Class 3	250,490
Class 4	284,142
Unaffiliated transfer agent fees	1,085
Custodian fees (Note 4)	1,000,864
Reports to shareholders	221,070
Registration and filing fees	404
Professional fees	43,680
Trustees’ fees and expenses	5,627
Other	24,627

Total expenses	12,566,367
Expense reductions (Note 4)	(870)

Net expenses	12,565,497

Net investment income	50,279,355

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(3,715,444)
Foreign currency transactions	33,775,003
Swap contracts	(243,278)

Net realized gain (loss)	29,816,281

Net change in unrealized appreciation (depreciation) on:
Investments	(154,691,349)
Translation of other assets and liabilities denominated in foreign currencies	11,207,211
Change in deferred taxes on unrealized appreciation	1,787,028

Net change in unrealized appreciation (depreciation)	(141,697,110)

Net realized and unrealized gain (loss)	(111,880,829)

Net increase (decrease) in net assets resulting from operations	$(61,601,474)

The accompanying notes are an integral part of these financial statements.

TGB-29

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton Global Bond Securities Fund
	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012

Increase (decrease) in net assets:
Operations:
Net investment income	$50,279,355	$95,705,827
Net realized gain (loss) from investments, foreign currency transactions and swap contracts	29,816,281	113,860,368
Net change in unrealized appreciation (depreciation) on investments, translation of other assets and liabilities denominated in foreign currencies and deferred taxes	(141,697,110)	173,490,240

Net increase (decrease) in net assets resulting from operations	(61,601,474)	383,056,435

Distributions to shareholders from:
Net investment income and net foreign currency gains:
Class 1	(14,463,879)	(18,014,760)
Class 2	(128,696,606)	(133,749,946)
Class 3	(9,351,774)	(12,114,860)
Class 4	(7,129,387)	(9,763,141)
Net realized gains:
Class 1	(3,587,066)	(438,387)
Class 2	(33,227,731)	(3,357,784)
Class 3	(2,438,218)	(306,543)
Class 4	(1,906,223)	(251,144)

Total distributions to shareholders	(200,800,884)	(177,996,565)

Capital share transactions: (Note 2)
Class 1	8,452,611	15,415,298
Class 2	459,742,186	448,524,053
Class 3	12,718,352	(2,060,465)
Class 4	(782,322)	(394,730)

Total capital share transactions	480,130,827	461,484,156

Redemption fees	4,859	6,086

Net increase (decrease) in net assets	217,733,328	666,550,112
Net assets:
Beginning of period	3,086,687,671	2,420,137,559

End of period	$3,304,420,999	$3,086,687,671

Undistributed net investment income included in net assets:
End of period	$4,916,414	$114,278,705

The accompanying notes are an integral part of these financial statements.

TGB-30

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Templeton Global Bond Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-one separate funds. The Templeton Global Bond Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers four classes of shares: Class 1, Class 2, Class 3, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates market value.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

TGB-31

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Financial Instrument Valuation (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts

TGB-32

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

c. Joint Repurchase Agreement (continued)

owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at period end, as indicated in the Statement of Investments, had been entered into on June 28, 2013.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. At June 30, 2013, the Fund had OTC derivatives in a net liability position of $2,982,505 and the aggregate value of collateral pledged for such contracts was $3,450,000.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared interest rate swaps. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

See Note 9 regarding other derivative information.

TGB-33

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e. Restricted Cash

At June 30, 2013, the Fund received restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s counterparty broker and is reflected in the Statement of Assets and Liabilities.

f. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2013, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

h. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the

TGB-34

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

h. Accounting Estimates (continued)

date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Redemption Fees

Redemptions and exchanges of interests in an insurance company subaccount that invests in Class 3 shares of the Fund will be subject to a 1.0% short term trading fee if the interest in the subaccount has been held for less than 60 days. Such fees are retained by the Fund and accounted for as an addition to paid-in capital, allocated to each class of shares based upon the relative proportion of net assets of each class.

j. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2013, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,231,467	$24,864,694	2,650,014	$51,366,352
Shares issued in reinvestment of distributions	962,717	18,050,945	1,028,604	18,453,147
Shares redeemed	(1,711,446)	(34,463,028)	(2,823,320)	(54,404,201)

Net increase (decrease)	482,738	$8,452,611	855,298	$15,415,298

Class 2 Shares:
Shares sold	21,395,147	$421,910,736	28,727,828	$540,675,595
Shares issued in reinvestment of distributions	8,877,431	161,924,337	7,843,692	137,107,730
Shares redeemed	(6,385,183)	(124,092,887)	(12,232,820)	(229,259,272)

Net increase (decrease)	23,887,395	$459,742,186	24,338,700	$448,524,053

Class 3 Shares:
Shares sold	660,352	$12,953,743	835,292	$15,856,382
Shares issued in reinvestment of distributions	646,027	11,789,991	710,200	12,421,403
Shares redeemed	(612,555)	(12,025,382)	(1,613,494)	(30,338,250)

Net increase (decrease)	693,824	$12,718,352	(68,002)	$(2,060,465)

Class 4 Shares:
Shares sold	409,859	$8,226,329	871,336	$16,701,133
Shares issued on reinvestment of distributions	485,524	9,035,611	562,284	10,014,286
Shares redeemed	(922,755)	(18,044,262)	(1,421,448)	(27,110,149)

Net increase (decrease)	(27,372)	$(782,322)	12,172	$(394,730)

TGB-35

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for Class 2, Class 3, and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.25%, 0.35%, and 0.35% per year of its average daily net assets of Class 2, Class 3, and Class 4, respectively. Some distribution fees are not charged on shares held by affiliates. The Board has agreed to limit the current rate to 0.25% per year for Class 3.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2013, the custodian fees were reduced as noted in the Statement of Operations.

TGB-36

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

5. INCOME TAXES

At June 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$3,131,786,763

Unrealized appreciation	$108,201,244
Unrealized depreciation	(95,495,279)

Net unrealized appreciation (depreciation)	$12,705,965

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, and tax straddles.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2013, aggregated $673,429,846 and $300,317,686, respectively.

7. CREDIT RISK

At June 30, 2013, the Fund had 9.49% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

TGB-37

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. OTHER DERIVATIVE INFORMATION

At June 30, 2013, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Interest rate contracts	Unrealized appreciation on swap contracts / Net assets consist of – net unrealized appreciation	$—	Unrealized depreciation on swap contracts – net unrealized depreciation / Net assets consist of – net unrealized depreciation	$5,923,818
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts / Net assets consist of – net unrealized appreciation	83,119,948	Unrealized depreciation on forward exchange contracts / Net assets consist of – net unrealized depreciation	38,649,897

For the period ended June 30, 2013, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Realized Gain (Loss) for the Period	Change in Unrealized Appreciation (Depreciation) for the Period
Interest rate contracts	Net realized gain (loss) from swap contracts / Net change in unrealized appreciation (depreciation) on investments	$(243,278)	$4,540,581
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions / Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies	40,423,253	13,028,401

At June 30, 2013, the Fund’s OTC derivative assets and liabilities, are as follows:

	Gross and Net Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward Exchange Contracts	$83,119,948	$38,649,897
Swap Contracts	—	5,923,818

Total	$83,119,948	$44,573,715

[a]	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

TGB-38

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

9. OTHER DERIVATIVE INFORMATION (continued)

At June 30, 2013, the Fund’s OTC derivative assets which may be offset against the Fund's OTC derivative liabilities, and collateral received from the counterparty, is as follows:

		Amounts Not Offset in the Statement of Assets and Liabilities
	Gross and Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received [a,b]	Cash Collateral Received[b]	Net Amount (Not less than zero)
Counterparty
BZWS	$8,678,768	$(4,260,833)	$—	$(2,750,000)	$1,667,935
CITI	12,340,028	(3,229,991)	(6,284,921)	—	2,825,116
DBAB	15,808,059	(14,969,162)	—	—	838,897
GSCO	2,234,667	(445,270)	—	(1,789,397)	—
HSBC	16,242,562	(4,609,008)	(8,473,883)	—	3,159,671
JPHQ	16,992,452	(9,441,478)	(3,700,871)	—	3,850,103
MSCO	983,835	(983,835)	—	—	—
UBSW	9,839,577	(3,651,633)	(6,187,944)	—	—

Total	$83,119,948	$(41,591,210)	$(24,647,619)	$(4,539,397)	$12,341,722

[a]	At June 30, 2013, the Fund received United Kingdom Treasury Bonds and United States Treasury Notes as collateral for derivatives.
[b]	In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

At June 30, 2013, the Fund’s OTC derivative liabilities which may be offset against the Fund's OTC derivative assets, and collateral pledged to the counterparty, is as follows:

		Amounts Not Offset in the Statement of Assets and Liabilities
	Gross and Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged[a]	Net Amount (Not less than zero)
Counterparty
BZWS	$4,260,833	$(4,260,833)	$—	$—	$—
CITI	3,229,991	(3,229,991)	—	—	—
DBAB	14,969,162	(14,969,162)	—	—	—
GSCO	445,270	(445,270)	—	—	—
HSBC	4,609,008	(4,609,008)	—	—	—
JPHQ	9,441,478	(9,441,478)	—	—	—
MSCO	3,966,340	(983,835)	—	(2,982,505)	—
UBSW	3,651,633	(3,651,633)	—	—	—

Total	$44,573,715	$(41,591,210)	$—	$(2,982,505)	$—

[a]	In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

TGB-39

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

9. OTHER DERIVATIVE INFORMATION (continued)

For the period ended June 30, 2013, the average month end market value of derivatives represented 3.93% of average month end net assets. The average month end number of open derivative contracts for the period was 440.

See Note 1(d) regarding derivative financial instruments.

10. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended June 30, 2013, the Fund did not use the Global Credit Facility.

11. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2013, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Foreign Government and Agency Securities	$—	$2,323,224,105	$—	$2,323,224,105
Municipal Bonds	—	1,542,017	—	1,542,017
Short Term Investments	—	819,726,606	—	819,726,606

Total Investments in Securities	$—	$3,144,492,728	$—	$3,144,492,728

Forward Exchange Contracts	$—	$83,119,948	$—	$83,119,948
Liabilities:
Forward Exchange Contracts	—	38,649,897	—	38,649,897
Swaps	—	5,923,818	—	5,923,818

TGB-40

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. The Fund is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on its financial statements.

13. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Counterparty	Currency	Selected Portfolio

BZWS - Barclays Bank PLC	AUD - Australian Dollar	BHAC - Berkshire Hathaway Assurance Corp.
CITI - Citibank N.A.	BRL - Brazilian Real	FRN - Floating Rate Note
DBAB - Deutsche Bank AG	CAD - Canadian Dollar
GSCO - Goldman Sachs Bank	EUR - Euro
HSBC - HSBC Bank USA, N.A.	HUF - Hungarian Forint
JPHQ - JPMorgan Chase & Co.	IDR - Indonesian Rupiah
MSCO - Morgan Stanley	ILS - New Israeli Shekel
UBSW - UBS AG	JPY - Japanese Yen
KRW - South Korean Won
LKR - Sri Lankan Rupee
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
PEN - Peruvian Nuevo Sol
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar

TGB-41

Franklin Templeton Variable Insurance Products Trust

Tax Information (unaudited)

Templeton Global Bond Securities Fund

At December 31, 2012, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code (Code). This written statement will allow shareholders of record on June 13, 2013, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, and foreign source income as reported by the Fund, to Class 1, Class 2, Class 3, and Class 4 shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Class 1	$0.0180	$0.7023
Class 2	$0.0180	$0.6751
Class 3	$0.0180	$0.6689
Class 4	$0.0180	$0.6527

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends.

TGB-42

INDEX DESCRIPTIONS

The indexes are unmanaged and include reinvested distributions.

For indexes sourced by Morningstar: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Russell® is a trademark and RussellTM is a servicemark of the Frank Russell Company.

Barclays U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively.

Barclays U.S. Government Index: Intermediate Component is the intermediate component of the Barclays U.S. Government Index, which includes public obligations of the U.S. Treasury with at least one year to final maturity and publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.

Citigroup World Government Bond Index is a market capitalization-weighted index consisting of investment-grade world government bond markets.

Consumer Price Index (CPI), calculated by the Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

Credit Suisse (CS) High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high yield debt market.

Dow Jones Industrial Average is a price-weighted average of blue-chip stocks that are generally the leaders in their industry.

FTSE EPRA/NAREIT Developed Index is a free float-adjusted index designed to measure the performance of publicly traded real estate securities in the North American, European and Asian real estate markets. FTSE® is a trademark of London Stock Exchange Plc and The Financial Times Limited and is used by FTSE under license.

J.P. Morgan (JPM) Global Government Bond Index (GGBI) tracks total returns for liquid, fixed-rate, domestic government bonds with maturities greater than one year issued by developed countries globally.

Lipper Multi-Sector Income Funds Classification Average is calculated by averaging the total returns of all funds within the Lipper Multi-Sector Income Funds classification in the Lipper Open-End underlying funds universe. Lipper Multi-Sector Income Funds are defined as funds that seek current income by allocating assets among different fixed income securities sectors (not primarily in one sector except for defensive purposes), including U.S. and foreign governments, with a significant portion rated below investment grade. For the six-month period ended 6/30/13, there were 274 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP Equity Income Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper Equity Income Funds classification in the Lipper VIP underlying funds universe. Lipper Equity Income Funds seek relatively high current income and growth of income through investing 60% or more of their portfolios in equities. For the six-month period ended 6/30/13, there were 67 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP General U.S. Government Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper General U.S. Government Funds classification in the Lipper VIP underlying funds universe. Lipper General U.S. Government Funds invest primarily in U.S. government and agency issues. For the six-month period ended 6/30/13, there were 50 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP High Yield Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper High Yield Funds Classification in the Lipper VIP underlying funds universe. Lipper High Yield Funds aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. For the six-month period ended 6/30/13, there were 112 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

I-1

MSCI All Country World Index (ACWI) is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets.

MSCI Emerging Markets (EM) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets.

MSCI Europe, Australasia, Far East (EAFE) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada.

MSCI Europe, Australasia, Far East (EAFE) Index Net Return (Local Currency) is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance of global developed markets excluding the U.S. and Canada. The index is calculated in local currency and includes reinvested daily net dividends.

MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.

Russell 1000® Growth Index is market capitalization weighted and measures performance of those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Index is market capitalization weighted and measures performance of the largest companies in the Russell 3000® Index, which represents the majority of the U.S. market’s total capitalization.

Russell 1000® Value Index is market capitalization weighted and measures performance of those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2500™ Index is market capitalization weighted and measures performance of the smallest companies in the Russell 3000® Index, which represent a modest amount of the Russell 3000® Index’s total market capitalization.

Russell 2500™ Value Index is market capitalization weighted and measures performance of those Russell 2500™ Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Growth Index is market capitalization weighted and measures performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 3000® Index is market capitalization weighted and measures performance of the largest U.S. companies based on total market capitalization and represents the majority of the investable U.S. equity market.

Russell Midcap® Growth Index is market capitalization weighted and measures performance of those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Index is market capitalization weighted and measures performance of the smallest companies in the Russell 1000® Index, which represent a modest amount of the Russell 1000® Index’s total market capitalization.

Standard & Poor’s 500 Index (S&P 500) is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC.

Standard & Poor’s/International Finance Corporation Investable (S&P/IFCI) Composite Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance in global emerging markets.

I-2

Franklin Templeton Variable Insurance Products Trust

Shareholder Information

Board Review of Investment Management Agreement

At a meeting held April 16, 2013, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds within the Trust (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included reports prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared a Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICE.    The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned well during the Florida hurricanes and blackouts experienced in previous years, and that those operations in the New York/New Jersey area ran smoothly during the more recent Hurricane Sandy. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm, which also covered FOREX transactions. Consideration was also given to the experience of each Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments, including expanded collateralization requirements. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Funds and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

Franklin Templeton Variable Insurance Products Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

INVESTMENT PERFORMANCE.    The Board placed significant emphasis on the investment performance of each of the Funds in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals of all Funds. The Lipper reports prepared for each of the individual Funds showed the investment performance of Class 1 shares for those having such class of shares and Class 2 shares for those Funds that did not have Class 1 shares, in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended January 31, 2013, and previous periods ended that date of up to 10 years unless otherwise noted. Performance was shown on a total return basis for each Fund and in certain cases, as indicated, on an income return basis as well. The following summarizes the performance results for each of the Funds and the Board’s view of such performance.

Franklin Flex Cap Growth Securities Fund – The performance universe for this Fund, which has been in operation for less than 10 full years, consisted of the Fund and all multi-cap growth funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s comparative total return for the one-year period to be in the lowest performing quintile of its performance universe, and on an annualized basis to be in the lowest performing quintile of such universe for the previous three-year period and the second-lowest performing quintile of such universe for the previous five-year period. The Board was not satisfied with the Fund’s performance and discussed with management the reasons for such performance and steps being taken to improve it, including the restructuring of certain internal processes and the addition of an experienced analyst to assist the portfolio management team. While intending to monitor future developments, the Board believed that management was taking appropriate action to improve performance and that no immediate change in portfolio managers was necessary.

Franklin Global Real Estate Securities Fund – The performance universe for this Fund consisted of the Fund and all global real estate funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return to be in the upper half of such universe for the one-year period, and on an annualized basis to be in the highest performing quintile of such universe for the previous three-year period, but in the next to lowest performing quintile of such universe for each of the previous five- and 10-year periods. The Board noted steps that had been taken by management in recent years to improve the Fund’s performance, including the appointment of an additional portfolio manager in 2010. While the Board intends to continue monitoring the Fund’s results, it was satisfied with the Fund’s recent performance as shown in the Lipper report.

Franklin Growth and Income Securities Fund – The performance universe for this Fund consisted of the Fund and all equity income funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return during the one-year period to be in the highest or best performing quintile of its performance universe, and on an annualized basis in each of the previous three-, five- and 10-year periods to also be in the highest quintile of such universe. The Lipper report showed the Fund’s total return for the one-year period to be in the lowest performing quintile of its performance universe, and on an annualized basis to be in the second-highest performing quintile of such universe for each of the previous three- and five-year periods, and the second-lowest performing quintile of such universe for the previous 10-year period. The Board discussed with management the reasons for the Fund’s total return underperformance for the one-year period and steps being taken to improve it, but found the Fund’s overall comparative performance as shown in the Lipper report to be satisfactory noting the Fund’s total return for the one-year period exceeded 14%.

Franklin High Income Securities Fund – The performance universe for this Fund consisted of the Fund and all high current yield funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be in the second-highest performing quintile of such universe, and on an annualized basis to be in the middle performing quintile of such universe for the previous three-year period, and to be in the second-lowest quintile of such universe for each of the previous five- and 10-year periods. The Lipper report showed the Fund’s total return to be in the second-highest performing quintile of its performance universe for the one-year period, and, on an annualized basis, to be in either the highest performing quintile or second-highest performing quintile of such universe for each of the previous three-, five- and 10-year periods. The Board found the Fund’s overall performance as shown in the Lipper report to be satisfactory, noting that its annualized income return for each of the previous five- and 10-year periods as shown in such report exceeded 7%.

Franklin Templeton Variable Insurance Products Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

Franklin Income Securities Fund – The performance universe for this Fund consisted of the Fund and all mixed-asset target allocation moderate funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return to be in the highest or best performing quintile of such universe for the one-year period and to also be in the highest performing quintile of such universe for each of the previous three-, five- and 10-year periods on an annualized basis. The Lipper report showed the Fund’s total return to also be in the highest performing quintile of its performance universe for the one-year period as well as for each of the previous three-, five- and 10-year periods on an annualized basis. The Board was satisfied with the Fund’s comparative performance as shown in the Lipper report.

Franklin Large Cap Growth Securities Fund – The performance universe for this Fund consisted of the Fund and all large-cap core funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return to be in the lowest performing quintile of such universe for the one-year period, and on an annualized basis to be in the second-lowest performing quintile of such universe for the previous three-year period, the middle performing quintile of such universe for the previous five-year period, and the lowest performing quintile of such universe for the previous 10-year period. The Board discussed with management the reasons for the Fund’s one-year comparative underperformance, which had dragged down its overall annualized performance, and the steps being taken to improve it. While intending to monitor ongoing performance, the Board did not believe any immediate change in portfolio management was warranted, noting as shown in the Lipper report, that the Fund’s total return for the one-year period exceeded 12%, its five-year annualized total return was above the median for the performance universe, and its 10-year annualized return was within 76 basis points of the median for the performance universe.

Franklin Large Cap Value Securities Fund – The performance universe for this Fund, which has been in operation for less than 10 full years, consisted of the Fund and all large-cap value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return to be in the second-lowest performing quintile of such universe for the one-year period and on an annualized basis to also be in the second-lowest performing quintile of such universe for each of the previous three- and five-year periods. The Board was not satisfied with the Fund’s comparative performance, but believed management was taking appropriate steps to improve it, including the hiring of an experienced analyst during the past year. The Board also noted that the Lipper report showed the Fund’s one-year total return to be in excess of 16% and its annualized three- and five-year returns to be within less than 1 1⁄2% and 1%, respectively, of the performance universe medians for such periods.

Franklin Rising Dividends Securities Fund – The performance universe for this Fund consisted of the Fund and all multi-cap core funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s comparative total return to be in the second-highest performing quintile of the performance universe for the one-year period, and on an annualized basis to be in the highest performing quintile of such universe for each of the previous three- and five-year periods, and the middle performing quintile of such universe for the previous 10-year period. The Board was satisfied with the Fund’s performance as set forth in the Lipper report.

Franklin Small Cap Value Securities Fund – The performance universe for this Fund consisted of the Fund and all small-cap value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the second-highest performing quintile of such performance universe, and on an annualized basis to be in either the highest performing quintile or second-highest performing quintile of such universe for each of the previous three-, five- and 10-year periods. The Board was satisfied with the Fund’s comparative performance as set forth in the Lipper report.

Franklin Small-Mid Cap Growth Securities Fund – The performance universe for this Fund consisted of the Fund and all mid-cap growth funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the second-lowest performing quintile of such universe, and on an annualized basis to also be in the second-lowest performing quintile of such universe for the previous three-year period, the second-highest performing quintile of such universe for the previous five-year period, and the second-lowest performing quintile of such universe for the previous 10-year period. The Board discussed the reasons for the Fund’s comparative underperformance for the one-year period and steps being taken to improve such performance, including the addition of an analyst to the health care sector’s research team and increased discipline in analyzing downside risk scenarios and their potential impact on stock prices. While intending to monitor ongoing performance, the Board believed management was taking appropriate steps to improve it, and noted as shown

Franklin Templeton Variable Insurance Products Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

in the Lipper report that the Fund’s total return for the one-year period exceeded 10% and its annualized total return for the previous three- and 10-year periods were each less than 1% below the median of the Lipper performance universe.

Franklin Strategic Income Securities Fund – The performance universe for this Fund consisted of the Fund and all general bond funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return to be in the highest or best performing quintile of such performance universe for the one-year period, and on an annualized basis to also be in the highest performing quintile of such universe during each of the previous three- and five-year periods, and in the middle performing quintile of such universe for the previous 10-year period. The Lipper report showed the Fund’s total return to be in the highest performing quintile of such universe during the one-year period, and on an annualized basis to be in either the highest performing or second-highest performing quintile of such universe for each of the previous three-, five- and 10-year periods. The Board was satisfied with the Fund’s performance as shown in the Lipper report.

Franklin Templeton VIP Founding Funds Allocation Fund – The performance universe for this Fund consisted of the Fund and all mixed-asset target allocation growth funds underlying variable insurance products as selected by Lipper. The Fund has been in existence for only five full years and the Lipper report showed its income return to be in the highest performing quintile of such performance universe for the one-year period, and on an annualized basis to be in the middle performing quintile of such universe for each of the previous three- and five-year periods. The Lipper report showed the Fund’s total return for the one-year period to be in the highest performing quintile of such performance universe and on an annualized basis to be in the middle performing quintile of such universe for the previous three-year period and the second-lowest performing quintile of such universe for the previous five-year period. In assessing the relevance of such comparative performance, the Board noted the Fund is not actively managed and that its performance reflects those of the three underlying funds in which it invests in equal portions. The Board reviewed and discussed the performance of such underlying funds with management and believes that each is being managed in accordance with its underlying investment mandate. The Board found the Fund’s comparative performance as set forth in the Lipper report to be satisfactory and that no change was needed to the investment strategy followed or manner in which the Fund operates.

Franklin U.S. Government Fund – The performance universe for this Fund consisted of the Fund and all general U.S. government funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be in the second-highest performing quintile of such universe and on an annualized basis to be in either the highest performing or second-highest performing quintile of such universe for each of the previous three-, five- and 10-year periods. The Lipper report showed the Fund’s total return to be in the middle performing quintile of such universe for the one-year period, and on an annualized basis to be in the second-lowest performing quintile of such universe for each of the previous three- and five-year periods and the middle performing quintile of such universe for the previous 10-year period. The Board found the Fund’s comparative performance as shown in the Lipper report to be acceptable, noting the Fund’s income objective, the nature of the Fund’s investments, which were primarily in U.S. mortgage-backed securities, and the fact that its total return for the one-year and annualized three- and five-year periods was in each case within half a percent of the median for the Lipper performance universe, and its annualized total return for the 10-year period was above the median of such universe.

Mutual Global Discovery Securities Fund – The performance universe for this Fund consisted of the Fund and all global value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return to be in the lowest performing quintile of such universe for the one-year period, and on an annualized basis to be in the middle quintile of such universe for the three-year period, and the highest or best performing quintile of such universe for each of the previous five- and 10-year periods. The Board found the Fund’s overall comparative performance as set forth in the Lipper report to be acceptable, noting its one-year total return exceeded 16.5%.

Mutual International Securities Fund – The performance universe for this Fund consisted of the Fund and all other international value funds underlying variable insurance products as selected by Lipper. The Fund has been in existence for only three full years at the date of the Lipper report, which showed its total return for the one-year period to be in the upper half of its Lipper performance universe and its annualized three-year total return to be in the highest performing quintile of such universe. The Board was pleased with such comparative performance as shown in the Lipper report, but noted its significance was limited in view of the Fund’s short period of operation.

Franklin Templeton Variable Insurance Products Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

Mutual Shares Securities Fund – The performance universe for this Fund consisted of the Fund and all large-cap value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the middle performing quintile of the performance universe, and on an annualized basis to be in the second-lowest performing quintile of such universe for the previous three-year period, and the middle performing quintile of such universe for each of the previous five- and 10-year periods. The Board found the Fund’s overall performance as shown in the Lipper report to be acceptable, noting its annualized three-year total return as shown in such report was 10.77%.

Templeton Developing Markets Securities Fund – The performance universe for this Fund consisted of the Fund and all emerging markets funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s comparative total return for the one-year period to be in the middle performing quintile of such performance universe and on an annualized basis to be in the second-highest performing quintile of such universe for the previous three-year period, the highest or best performing quintile of such universe during the previous five-year period, and the middle performing quintile of such universe during the previous 10-year period. The Board found the comparative performance of the Fund as set forth in the Lipper report to be satisfactory.

Templeton Foreign Securities Fund – The performance universe for this Fund consisted of the Fund and all international value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s comparative total return for the one-year period to be in the second-highest performing quintile of such performance universe and on an annualized basis to be in either the highest performing quintile or second-highest performing quintile of such universe in each of the previous three-, five- and 10-year periods. The Board was satisfied with the Fund’s comparative investment performance as set forth in the Lipper report.

Templeton Global Bond Securities Fund – The performance universe for this Fund consisted of the Fund and all global income funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be in the highest or best performing quintile of such performance universe, and on an annualized basis to be in either the highest or second-highest performing quintile of such universe for each of the previous three-, five- and 10-year periods. The Lipper report showed the Fund’s total return for the one-year period to be in the second-highest performing quintile of its performance universe, and on an annualized basis to be in either the highest or second-highest performing quintile of such universe for each of the previous three-, five- and 10-year periods. The Board was satisfied with the Fund’s comparative performance as set forth in the Lipper report.

Templeton Growth Securities Fund – The performance universe for this Fund consisted of the Fund and all global value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the highest or best performing quintile of such performance universe and on an annualized basis to be in the middle performing quintile of such universe for each of the previous three- and five-year periods, and the second-lowest performing quintile of such universe for the previous 10-year period. The Board found the Fund’s comparative performance as set forth in the Lipper report to be satisfactory.

COMPARATIVE EXPENSES.    Consideration was given to expense comparison information contained in the Lipper reports furnished for each Fund that compared its management fees and total expense ratio with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s contractual investment management fee rate in comparison with the contractual investment management fee rate that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratio of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges at the fund level as being part of a management fee, and actual total expenses, for comparative consistency, are shown by Lipper for the same class of shares for all funds within a particular Lipper expense group.

Franklin Templeton Variable Insurance Products Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

The results of such comparisons showed that both the contractual investment management fee rates and actual total expense ratios of the following Funds were in the least expensive quintiles of their respective Lipper expense groups: Franklin Income Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Growth and Income Securities Fund, Franklin High Income Securities Fund, Franklin Strategic Income Securities Fund and Templeton Global Bond Securities Fund. The Board was satisfied with the comparative contractual investment management fees and expenses of these Funds as shown in their Lipper reports. The contractual investment management fee rates of each of Franklin Rising Dividends Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin U.S. Government Fund, Templeton Foreign Securities Fund and Franklin Templeton VIP Founding Funds Allocation Fund were at or below the medians of their Lipper expense groups, and their actual total expense ratios in each case were below the medians of their Lipper expense groups. The Board was satisfied with the comparative contractual investment management fees and expenses of these Funds as shown in their Lipper reports. The contractual investment management fee rates for Mutual International Securities Fund, Franklin Flex Cap Growth Securities Fund and Franklin Large Cap Value Securities Fund were above the medians of their Lipper expense groups, but in each case their actual total expense ratios were below the medians of such groups. The Board was satisfied with the comparative expenses of these Funds as shown in their Lipper reports, noting that the expenses of each of these Funds were subsidized through fee waivers. The contractual investment management fee rate and actual expense ratio for Franklin Large Cap Growth Securities Fund were in each case above, but within, seven basis points of the median of its Lipper expense group. The contractual investment fee rate of Mutual Shares Securities Fund was less than six basis points higher than the median of its Lipper expense group while its actual expense ratio was at the median of such expense group. The contractual management fee rate and actual expense ratio of Templeton Growth Securities Fund in both cases were above, but within, 12 basis points of the medians of its Lipper expense group. The Board found the comparative expenses of these Funds as shown in their Lipper reports to be acceptable. The contractual investment management fee rate of Templeton Developing Markets Securities Fund was less than 18 basis points above the median of its Lipper expense group, and its actual total expense ratio was less than 10 basis points above the median of its Lipper expense group. The Board found the comparative expenses of this Fund to be acceptable, noting cost factors relating to the Fund’s operations, such as the quality and experience of its portfolio managers and research staff and the depth of its physical presence and coverage in developing markets geographical areas. The contractual investment management fee rate and actual total expense ratio of Mutual Global Discovery Securities Fund were the most expensive in its Lipper expense group, but within 26 basis points and 18 basis points, respectively, of the expense group medians. The Board found such expenses to be acceptable in view of the Fund’s overall favorable investment performance and the quality and experience of its portfolio managers. The contractual management fee rate and actual total expense ratio of Franklin Global Real Estate Securities Fund were the most expensive in its Lipper expense group, but in each case were within 17 basis points of the expense group medians. The Board found such expenses to be acceptable, noting the favorable recent performance of such Fund and that such expenses reflected a phased-in management fee increase approved by shareholders that became fully effective May 1, 2012.

MANAGEMENT PROFITABILITY.    The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2012, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, specific attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Funds’ independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies solely for use by the Funds’ Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving services provided the Funds, as well as the need to implement systems to meet additional regulatory and

Franklin Templeton Variable Insurance Products Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from Fund operations, including potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE.    The Board also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. In the case of Franklin Templeton VIP Founding Funds Allocation Fund, the management fees of the underlying funds in which it invests have management fee breakpoints that extend beyond their existing asset sizes, and in the case of each of the other Funds, other than Franklin Rising Dividends Securities Fund, their management fees contain breakpoints that extend beyond their existing asset sizes. To the extent economies of scale may be realized by the Manager and its affiliates, the Board believed the schedule of investment management fees provides a sharing of benefits for each Fund and its shareholders. The investment management structure of Franklin Rising Dividends Securities Fund provides for a fee of 0.75% on the first $500 million of assets; 0.625% on the next $500 million of assets; and 0.50% on assets in excess of $1 billion. This Fund had assets of $1.7 billion at December 31, 2012, and in reviewing its fee structure, management stated its belief that this fee structure reaches a relatively low rate quickly reflecting anticipated economies of scale. In support of such position, management pointed out the favorable management fee and total expense comparisons of this Fund within its Lipper expense group as previously discussed under “Comparative Expenses.” In light of such position and taking into account the fact that the reduced rate on assets in excess of the last breakpoint lowers the Fund’s overall investment management fee rate, the Board believed that the schedule of investment management fees provides a sharing of benefits for the Fund and its shareholders, but intends to monitor future growth and the appropriateness of adding additional breakpoints.

In addition to the investment advisory services provided to Franklin Strategic Income Securities Fund under its investment management agreement, administrative services have been historically provided such Fund under a separate agreement at a fixed charge of 20 basis points. In addition to the investment advisory services provided to Franklin Flex Cap Growth Securities Fund, Franklin Global Real Estate Securities Fund, Franklin Large Cap Value Securities Fund, Franklin Small-Mid Cap Growth Securities Fund and Mutual International Securities Fund under their respective investment management agreements, administrative services have been historically provided such Funds under a separate agreement at a fixed charge of 25 basis points. At the April 16, 2013, Board meeting, the Board eliminated the separate agreements and approved a new form of investment management agreement for each such Fund combining such services. In approving the new form of investment management agreements, the Board took into account the fact that the types of services and aggregate fees, including breakpoints, would be the same as provided under the previous separate agreements for each Fund and that combining such services was consistent with Lipper’s methodology of considering contractual investment management fees to include any separately charged administrative fee. The Board also noted that combining services in a single agreement would have no impact on management’s subsidization of expenses for Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund and Mutual International Securities Fund.

Franklin Templeton Variable Insurance Products Trust

Shareholder Information (continued)

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

VALUE	BLEND	GROWTH	SECTOR	GLOBAL	INTERNATIONAL	HYBRID	ASSET ALLOCATION	FIXED INCOME

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report

FRANKLIN TEMPLETON

VARIABLE INSURANCE PRODUCTS TRUST

Investment Managers

Franklin Advisers, Inc.

Franklin Advisory Services, LLC

Franklin Mutual Advisers, LLC

Franklin Templeton Institutional, LLC

Templeton Asset Management, Ltd.

Templeton Global Advisors Limited

Templeton Investment Counsel, LLC

Fund Administrator

Franklin Templeton Services, LLC

Distributor

Franklin Templeton Distributors, Inc.

Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).

Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

©2013 Franklin Templeton Investments. All rights reserved.	VIP3 S 08/13

Item 2.	Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)	(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2)	The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12.	Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer—Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer—Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

By	/s/ LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer – Finance and Administration

Date August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer – Finance and Administration

Date August 27, 2013

By	/s/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer

Date August 27, 2013